                     Registration Nos. 333-44964/811-10063

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


         Post-Effective Amendment No. 2                           /X/


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


         Amendment No. 2                                          /X/


                  T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
                  --------------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service


         Approximate Date of Proposed Public Offering March 1, 2002

                                                      -----------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)

/X /     On March 1, 2002, pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)(1)

/ /      On (date), pursuant to paragraph (a)(1)

/ /      75 days after filing pursuant to paragraph (a)(2)

/ /      On (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
                                                                   March 1, 2002
                          (International Equity Index and U.S. Bond Index Funds)
                                                                     May 1, 2001
  (Equity Index 500, Extended Equity Market Index, and Total Equity Market Index
                                                 Funds) revised to March 1, 2002
T. ROWE PRICE INDEX FUNDS

   Equity Index 500
   Extended Equity Market Index
   Total Equity Market Index
   International Equity Index
   U.S. Bond Index

 Five funds seeking to match performance of broad indices of common stocks and bonds.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Index Trust, Inc.
  T. Rowe Price Equity Index 500 Fund
  T. Rowe Price Extended Equity Market Index Fund
  T. Rowe Price Total Equity Market Index Fund
T. Rowe Price International Index Fund, Inc.
  T. Rowe Price International Equity Index Fund
T. Rowe Price U.S. Bond Index Fund, Inc.
  T. Rowe Price U.S. Bond Index Fund
Prospectus

March 1, 2002
(International Equity Index
and U.S. Bond Index Funds)
May 1, 2001
(Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds) revised to March 1, 2002

1             ABOUT THE FUNDS
              Objective, Strategy, Risks, and Expenses      1
              -----------------------------------------------
              Other Information About the Funds            13
              -----------------------------------------------
              Some Basics of Fixed-Income Investing        14
              -----------------------------------------------

              T. ROWE PRICE ACCOUNT INFORMATION
2
              Pricing Shares and Receiving                 17
              Sale Proceeds
              -----------------------------------------------
              Useful Information on Distributions          20
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                   24
              Special Requirements
              -----------------------------------------------

3             MORE ABOUT THE FUNDS
              Organization and Management                  27
              -----------------------------------------------
              Understanding Performance Information        29
              -----------------------------------------------
              Investment Policies and Practices            30
              -----------------------------------------------
              Financial Highlights                         38
              -----------------------------------------------

4             INVESTING WITH T. ROWE PRICE
              Account Requirements                         44
              and Transaction Information
              -----------------------------------------------
              Opening a New Account                        45
              -----------------------------------------------
              Purchasing Additional Shares                 46
              -----------------------------------------------
              Exchanging and Redeeming Shares              47
              -----------------------------------------------
              Rights Reserved by the Funds                 49
              -----------------------------------------------
              Information About Your Services              49
              -----------------------------------------------
              T. Rowe Price Brokerage                      52
              -----------------------------------------------
              Investment Information                       53
              -----------------------------------------------
              T. Rowe Price Privacy Policy                 54
              -----------------------------------------------


The U.S. Bond Index, Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds are managed by T. Rowe Price Associates, Inc., which was founded in 1937 and managed $156.3 billion as of December 31, 2001.

The International Equity Index Fund is managed by T. Rowe Price International, Inc., which managed over $24.4 billion in foreign stocks and bonds as of December 31, 2001, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?

   Equity Index 500 Fund seeks to match the performance of the Standard & Poor's 500 Stock Index/(R)/. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

   Extended Equity Market Index Fund seeks to match the performance of the U.S. stocks not included in the S&P 500. These are primarily small- and mid-capitalization stocks (market capitalization below the 1,000 largest companies in the U.S. stock market and between the 200 and 1,000 largest, respectively). We use the Wilshire 4500 Completion Index to represent this universe.

   Total Equity Market Index Fund seeks to match the performance of the entire U.S. stock market. We use the Wilshire 5000 Total Market Index to represent the market as a whole. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the Wilshire 5000's value.

   International Equity Index Fund seeks to provide long-term capital growth. We use the FTSE(TM) International Limited ("FTSE") Developed ex North America Index, an equity market index based on the market capitalization of over 1,000 predominately large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim.

   U.S. Bond Index Fund seeks to match the total return performance of the U.S. investment-grade bond market. We use the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. The range was 7.7 to 9.0 years for the last five years ending December 31, 2001, although it will vary with market conditions.

   The inclusion of a stock or bond in the S&P 500, the Wilshire, the FTSE(TM), or the Lehman Brothers indices is not an endorsement by Standard & Poor's, Wilshire Associates, FTSE(TM), or Lehman Brothers of the stock or bond as an investment, nor are S&P, Wilshire, FTSE(TM), and Lehman Brothers sponsors of the funds or in any way affiliated with them. .


   Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500, and 500 are trademarks of McGraw-Hill, Inc. and have been licensed for use by the fund.

T. ROWE PRICE                                 2
   Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates Incorporated of Santa Monica, California.

   "FTSE(TM)" is a trademark jointly owned by the London Stock Exchange Limited and The Financial Times Limited and is used by FTSE International Limited under license.


 What is each fund's principal investment strategy?

   Equity Index 500 Fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

   Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

   Extended Equity Market Index Fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the Wilshire 4500 Index. The fund does not attempt to fully replicate the index by owning each of the stocks in it. Despite its name, the Wilshire 4500 includes more than 5,500 stocks.

   Total Equity Market Index Fund also uses a sampling strategy, investing substantially all of its assets in a broad spectrum of small-, mid-, and large-capitalization stocks representative of the Wilshire 5000 Index. The Wilshire 5000 includes approximately 6,000 stocks.

   In an attempt to recreate the Wilshire indices, we select stocks in terms of industry, size, and other characteristics. For example, if technology stocks made up 15% of the Wilshire 4500 Index, the Extended Equity Market Index Fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

   International Equity Index Fund seeks to match the performance of the FTSE(TM) Developed ex North America Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock's weight in the index. The index is constructed by selecting the countries it covers, sorting the market by industry groups, and targeting a significant portion of them for inclusion in the index. Until the fund reaches a sufficient size, it will use a sampling strategy, investing in a group of stocks that is representative of the index.

                                             3
   U.S. Bond Index Fund also uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the Lehman Brothers U.S. Aggregate Index. Within each broad segment of the benchmark, such as government bonds, mortgages, and corporate issues, we will select a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics will be reflected. The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers.


 All funds

   T. Rowe Price continually compares the composition of all funds to that of the indices. If a misweighting develops, the portfolios are rebalanced in an effort to bring them into line with their respective indices. In addition to stocks, the stock funds may purchase exchange traded funds, stock index futures, or stock options in an effort to minimize any deviations in performance with their indices. In addition to its normal investments, the bond fund may purchase collateralized mortgage obligations (CMOs) and certain types of derivatives, provided they have similar characteristics to index securities but potentially offer more attractive prices, yields, or liquidity. Derivatives, such as futures and options, will not exceed 10% of the fund's total assets. This flexibility in investing is intended to help the manager keep the fund's composition in line with the index and minimize deviations in performance between the fund and the index.


 Table 1  Index Funds Comparison Guide
                         Investment               Principal types
  Fund                   emphasis                 of securities

  Equity Index 500       S&P 500 stocks           Large-cap
                         -------------------------------------------------
  Extended Equity        Broad market apart from  Small- and mid-cap
  Market Index           S&P 500 stocks           stocks
                         -------------------------------------------------
  Total Equity Market    Broad market including   Blend of small-,
  Index                  S&P 500 stocks           large-, and mid-cap
                                                  stocks
                         -------------------------------------------------
  International Equity   FTSE(TM) Developed ex    Large companies in 21
  Index                  North America Index      countries, including
                                                  Japan, the U.K., and
                                                  developed countries in
                                                  Continental Europe and
                                                  the Pacific Rim
                         -------------------------------------------------
  U.S. Bond Index        Lehman Brothers U.S.     U.S. investment-grade
                         Aggregate Index          bonds
 ------------------------------------------------------------------------------

T. ROWE PRICE                                 4
   While there is no guarantee, the investment manager expects the correlation between each fund and its index to be at least .95. A correlation of 1.00 means the returns of the fund and the index move in the same direction (but not necessarily by the same amount). A correlation of 0.00 means movements in the fund are unrelated to movements in the index.


   Each fund may sell securities to better align its portfolio with the characteristics of its benchmark or satisfy redemption requests. However, the funds are not required to sell specific issues that have been removed from their respective indices.


   3 For details about each fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the funds?

   Equity Index 500, Extended Equity Market Index, Total Equity Market Index, and International Equity Index Funds

   The funds are designed to track broad segments of the U.S. and foreign stock markets--whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

   Since each fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform these funds.

   Equity Index 500 Fund While there is no guarantee, this fund should tend to be less volatile than the other three stock portfolios because of its focus on U.S., larger-cap stocks. The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies. It may also pay a modest dividend that can help offset losses in falling markets.

   Extended Equity Market Index Fund This fund will be subject to the greater risks associated with small- and mid-cap stocks. Smaller companies often have limited product lines, markets, or financial resources, and may depend on a small group of inexperienced managers. The securities of small companies may have limited marketability and liquidity and are often subject to more abrupt or erratic market movements than shares of larger companies or the major market averages. The very nature of investing in smaller companies involves greater risk than is customarily associated with large-cap companies.

                                             5
   Total Equity Market Index Fund While there is no guarantee, this fund is expected to have a risk level between the other two U.S. funds, and should have higher dividends than the Extended Equity Market Index Fund.


   International Equity Index Fund   Funds that invest overseas generally carry
   more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Under normal conditions, the fund does not expect to hedge its currency exposure.

  . Geographic risk The economies and financial markets of various regions can be interdependent and may decline all at the same time.

  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   3 While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.


 All stock funds

   Tracking error The use of sampling for the Extended Equity Market Index and Total Equity Market Index Funds will likely result in some deviation from their respective indices. In addition, for all four index funds, returns are likely to be slightly below those of the indices because the funds have fees and transaction expenses while indices have none. The timing of cash flows and a fund's size can also influence returns. For example, a fund's failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication.

   Futures/options risk To the extent the funds use futures and options, they are exposed to additional volatility and potential losses.

T. ROWE PRICE                                 6
   U.S. Bond Index Fund

   U.S. Bond Index Fund This fund is designed to track the performance of investment-grade bonds, regardless of whether they are rising or falling. Because index funds are passively managed and fully invested at all times, assets cannot be shifted from one bond or group of bonds to another based on their prospects in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform index funds. In addition, index funds carry the same overall risks as the indexes they are designed to track. The following are the principal risks of the fund:

  . Interest rate risk Investors should be concerned primarily with this risk because the Lehman Brothers U.S. Aggregate Index has typically had an intermediate to long weighted average maturity. An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal (see Table 4). That's because the bonds and fixed-income securities in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Therefore, this fund carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

                                             7
   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

  . Tracking error Differences between the composition of the fund and its index, as well as differences in pricing sources, will likely result in tracking error, or the risk that fund performance will not match that of the index. Tracking error will also result because the fund incurs fees and transaction expenses while indices have none. The timing of cash flows and the fund's size can also influence returns.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


   3 Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The segments of the market to which you want exposure and the degree of volatility you can accept in pursuit of income or long-term capital gains can guide you in choosing among the funds. The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   If you seek a relatively low-cost way of participating in the U.S. equity markets through a passively managed portfolio, the Equity Index 500, Extended Equity Market Index, or Total Equity Market Index Funds could be an appropriate part of your overall investment strategy.

   The S&P 500 Index is one of the most widely tracked stock indices in the world. If you want to closely match the performance of the mostly large-cap stocks in this index, with the same level of risk, the Equity Index 500 Fund may be an appropriate choice.

T. ROWE PRICE                                 8
   If you seek potentially higher returns, can assume greater risk, and want broad exposure to small- and mid-cap stocks, you may wish to invest in the Extended Equity Market Index Fund.

   If your risk profile is between that of the Equity Index 500 Fund and Extended Equity Market Index Fund, and you would like to participate in the entire U.S. stock market, you may want to consider the Total Equity Market Index Fund.

   If you want to diversify your domestic stock portfolio by adding exposure to an index of developed international stock markets, and can accept the risks that accompany foreign investments, the International Equity Index Fund could be an appropriate part of your overall investment strategy.


   3 Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

   If you seek a low-cost way to participate in the U.S. investment-grade bond market through a fund that tracks a well-known benchmark, the U.S. Bond Index Fund may be an appropriate investment.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.


 How has each fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                                             9

 LOGO                         LOGO



 LOGO                         LOGO


T. ROWE PRICE                                 10
LOGO

                                             11

 Table 2  Average Annual Total Returns
                                    Periods ended December 31, 2001
                                           Shorter of 10 years
                         1 year   5 years  or since inception    Inception date
 ------------------------
  Equity Index 500 Fund
  Returns before taxes   -12.17%  10.38%          12.56%            3/30/90
  Returns after taxes
  on distributions       -12.55    9.77           11.57
  Returns after taxes
  on distributions and
  sale of fund shares     -7.42    8.32           10.23
  S&P 500 Stock Index    -11.89   10.70           12.94
  Extended Equity Market Index Fund
  Returns before taxes    -9.55       -            3.55             1/30/98
  Returns after taxes
  on distributions       -10.35       -            2.24
  Returns after taxes
  on distributions and
  sale of fund shares     -5.62       -            2.44
  Wilshire 4500
  Completion Index*       -9.33       -            3.41
  Total Equity Market Index Fund
  Returns before taxes   -11.20       -            4.96             1/30/98
  Returns after taxes
  on distributions       -11.55       -            4.44
  Returns after taxes
  on distributions and
  sale of fund shares     -6.81       -            3.80
  Wilshire 5000 Total
  Market Index*          -10.97       -            4.84
  International Equity Index Fund
  Returns before taxes   -21.36       -          -18.03             11/30/00
  Returns after taxes
  on distributions       -21.54       -          -18.16
  Returns after taxes
  on distributions and
  sale of fund shares    -12.92       -          -14.40
  FTSE/TM/ Developed ex
  North America Index    -20.96       -          -17.12
  U.S. Bond Index Fund
  Returns before taxes     7.87       -            9.24             11/30/00
  Returns after taxes
  on distributions         5.49       -            6.79
  Returns after taxes
  on distributions and
  sale of fund shares      4.75       -            6.17
  Lehman Brothers U.S.     8.44       -            9.61
  Aggregate Index
 -------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. The Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 *Wilshire data calculated as of 1/9/02.

T. ROWE PRICE                                 12
 What fees or expenses will I pay?

   The funds are 100% no load. However, the funds charge a redemption fee, payable to the funds, on shares held less than six months. The fee is 1% for International Equity Index Fund and 0.50% for the other funds. The purpose of the fee is to discourage short-term trading, which increases transaction costs for the funds.

   The Extended Equity Market Index, Total Equity Market Index, International Equity Index, and U.S. Bond Index Funds each have a single fee covering investment management and ordinary recurring operating expenses (other than fees and expenses for the funds' independent directors). In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses that varies according to a number of other factors.

   There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

 Table 3  Fees and Expenses of the Funds*
                    Shareholder fees (fees
                    paid directly from your                 Annual fund operating expenses
                          investment)                (expenses that are deducted from fund assets)
                                  Account                           Total annual    Fee waiver/
                    Redemption  maintenance  Management   Other    fund operating     expense       Net
       Fund           fee/a/      fee/b/        fee      expenses     expenses     reimbursement  expenses

  Equity Index 500   0.50%       $10           0.15%      0.21%/c/     0.36%          0.01%/d/     0.35%/d/
                    ----------------------------------------------------------------------------------------
  Extended Equity    0.50        10            0.40/e/      --         0.40             --         0.40/e/
  Market Index
                    ----------------------------------------------------------------------------------------
  Total Equity       0.50        10            0.40/e/      --         0.40             --         0.40/e/
  Market Index
                    ----------------------------------------------------------------------------------------
  International      1.00        10            0.50/e/      --         0.50             --         0.50/e/
  Equity Index
                    ----------------------------------------------------------------------------------------
  U.S. Bond Index    0.50        10            0.30/e/      --         0.30             --         0.30/e/
 -----------------------------------------------------------------------------------------------------------


 *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and

   Special Requirements - Account Maintenance and Small Account Fees.

 /a/On shares purchased and held for less than six months (details under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds).

 /b/A $2.50 quarterly fee is charged for accounts with balances less than $10,000.

 /c/Expenses have been restated to reflect the 0.35% expense cap in effect
   January 1, 2001.

 /d/Effective January 1, 2001, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through December 31, 2002, to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.35%; however, no reimbursement will be made after December 31, 2004, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

 /e/       The management fee includes operating expenses.

                                             13
   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same,the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund                          1 year  3 years  5 years  10 years
    ------------------------------------------------------------------------
     Equity Index 500               $36     $114     $200      $454
                                   ------------------------------------
     Extended Equity Market Index    41      128      224       505
                                   ------------------------------------
     Total Equity Market Index       41      128      224       505
                                   ------------------------------------
     International Equity Index      51      160      279       628
                                   ------------------------------------
     U.S. Bond Index                 31       97      169       381
    ------------------------------------------------------------------------




 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 How does a stock or bond index mutual fund differ from the typical stock or bond mutual fund?

   Both types of index funds are passively managed, attempting to deviate as little as possible from a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) is low, an index fund incurs lower costs than the average equity or bond fund. The typical equity or bond fund is actively managed, meaning the manager makes purchase and sell decisions based on a particular security's prospects in pursuit of the fund's investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

   International Equity Index Fund


 What specific markets are included in the FTSE(TM) Developed ex North America Index?

   The countries in the index as of January 1, 2002, were: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

   Countries may be removed or added to the index at any time. The index's performance reflects the reinvestment of all dividends and capital gains.

T. ROWE PRICE                                 14
   U.S. Bond Index Fund


 What types of securities are included in the Lehman Brothers U.S. Aggregate Index?

   The index represents the U.S. investment-grade fixed-rate bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. To be included in the index, a security must be U.S. dollar-denominated; have at least one year to final maturity; have a $150 million par amount outstanding; and be rated investment grade by a major rating service.


 All funds


 What are some of the funds' potential rewards?

  . Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market.

  . Because the funds are passively managed, their expenses are lower than the average actively managed fund. Assuming all other factors are equal, lower expenses can increase a fund's total return.

  . Lower turnover should mean smaller capital gain distributions, which can raise a fund's after-tax returns.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

   You should also review the information in Section 2 that discusses contingent redemption fees and account maintenance fees.



 SOME BASICS OF FIXED-INCOME INVESTING
 ----------------------------------------------------------
   U.S. Bond Index Fund


 Is a fund's yield fixed or will it vary?

   It will vary. The yield is calculated every day by dividing a fund's net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund's yield will also vary. (Although money fund prices are stable, income is variable.)

                                             15
 Is yield the same as total return?

   Not for bond funds. A fund's total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.


 What is credit quality and how does it affect yield?

   Credit quality refers to a bond issuer's expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.


 What is meant by a bond fund's maturity?

   Every bond has a stated maturity date when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

   A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.


 What is meant by a bond fund's duration?

   Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond's life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond's life.

T. ROWE PRICE                                 16
   Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)


 How is a bond's price affected by changes in interest rates?

   When interest rates rise, a bond's price usually falls, and vice versa. In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

 Table 4  How Interest Rates May Affect Bond Prices
                                         Price of a $1,000 face value bond if interest rates:
  Bond maturity   Coupon                         Increase                                  Decrease
                                  1 percent                   2 percent            1 percent     2 percent

  1 year         2.07%               $990                        $981                $1,010        $1,020
  5 years        4.30                 957                         915                 1,046         1,094
  10 years       5.05                 926                         858                 1,082         1,171
  30 years       5.47                 868                         762                 1,164         1,371
 ------------------------------------------------------------------------------------------------------------------


 Coupons reflect yields on Treasury securities as of December 31, 2001. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

 T. ROWE PRICE ACCOUNT INFORMATION
   Here are some procedures you should know when investing in the T. Rowe Price family of taxable stock, bond, and money market funds.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price money market securities.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   3 The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

T. ROWE PRICE                                 18
   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


  Japan Fund: Pricing and Transactions

   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. In 2003-January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   3 When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

                                             19
  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   3 If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:

  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1%
                                   --------------------------------
  Developing Technologies              1 year      1%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2%
                                   --------------------------------
  Emerging Markets Stock               1 year      2%
                                   --------------------------------
  Equity Index 500                    6 months     .50%
                                   --------------------------------
  Extended Equity Market Index        6 months     .50%
                                   --------------------------------
  High Yield                           1 year      1%
                                   --------------------------------
  International Discovery              1 year      2%
                                   --------------------------------
  International Equity Index           6 months    1%
                                   --------------------------------
  Latin America                        1 year      2%
                                   --------------------------------
  Real Estate                         6 months     1%
                                   --------------------------------
  Small-Cap Value                      1 year      1%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1%
                                   --------------------------------
  Total Equity Market Index           6 months     .50%
                                   --------------------------------
  U.S. Bond Index                     6 months     .50%
 -----------------------------------------------------------------------


   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

T. ROWE PRICE                                 20
   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   3 All net investment income and realized capital gains are distributed to shareholders.


  Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.

 Table 5  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .Declared daily to shareholders of record
                                      as of 12 noon ET on that day. Purchases
                                      made after 12 noon ET receive the dividend
                                      on the next business day after payment has
                                      been received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------
  Bond funds                         .Declared daily to shareholders of record
                                      as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
                                      payment has been received.

                                     .Paid on the first business day of each
                                      month.
 --------------------------------------------------------------------------------------
  These stock funds only:/1/         .Declared quarterly, if any, in March,
   .Balanced                          June, September, and December.

   . Dividend Growth                 .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
   . Equity Income

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ---------------------------------------------------------------------------------
  All other stock funds/1/           .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Tax-Efficient Balanced/1/         Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 --------------------------------------------------------------------------------------

                                             21
 /1/Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Money market and bond fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. To earn dividends in all other funds, you must own shares on the record date.

T. ROWE PRICE                                 22
 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   3 A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   3 You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . A fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you for the year in which they were paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

                                             23
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause a monthly or quarterly dividend to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   3 Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

T. ROWE PRICE                                 24
   3 The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   3 Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and online account access
   Exchange and redemption services through telephone, Tele*Access, and online account access are authorized when you sign the New Account Form unless you check the boxes that state you do not want them. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

                                             25
   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   3 T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted an excessive trading policy. If you violate this policy, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price  If you trade directly with T.
   Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees

  . Small Account Fee (all funds except Index Funds) Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to

T. ROWE PRICE                                 26
   T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts, but a separate custodial fee may apply to such accounts.

  . Account Maintenance Fee (Index Funds only) The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.


 Signature Guarantees


   3 A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.
  . Remitting redemption proceeds to any person, address, or bank account not on record.
  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.
  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   T. Rowe Price Index Trust, Inc. was incorporated in Maryland in 1989. It consists of three series and each is an open-end investment company, or mutual fund. The Equity Index 500 Fund was established in 1990, and the Extended Equity Market Index and Total Equity Market Index Funds were established in 1997. The Equity Index 500 Fund was originally established as the Equity Index Fund but changed its name effective January 30, 1998. The International Equity Index and the U.S. Bond Index Funds were incorporated in Maryland in 2000 as open-end investment companies. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.


   3 Shareholders benefit from T. Rowe Price's 65 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.
  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

T. ROWE PRICE                                 28
 Who runs the funds?

   General Oversight
   Each fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International.


   3 All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price or, for the International Equity Index Fund, T. Rowe Price International - specifically by each fund's portfolio managers.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   Portfolio Management
   Each fund has an Investment Advisory Committee with the following members:
   Richard T. Whitney, Chairman, Eugene F. Bair, Ann M. Holcomb, Raymond A. Mills, Ph.D., and M. Christine Munoz. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund's investment program. Mr. Whitney has been a member of each fund's committee since the funds' inceptions. He joined T. Rowe

   Price in 1985 and has been managing investments since 1986.

   International Equity Index Fund

   Investment Manager
   T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International ("Price-Fleming"). The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Raymond A. Mills, Ph.D., Chairman, Regina M. Aldave, M. Christine Munoz, and Richard T. Whitney. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Mills has been chairman of the fund's committee since its inception. He has been managing investments since 1998. From 1994 until joining T. Rowe Price in 1997 as an investment analyst, Mr. Mills was a Principal Systems Engineer with The Analytic Sciences Corporation.

                                             29
   U.S. Bond Index Fund

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Edmund M. Notzon III, Chairman, Connice A. Bavely, Patrick S. Cassidy, Peter
   D. Leiser, Jr., Mary J. Miller, Vernon A. Reid, Jr., and Charles M. Shriver. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Notzon has been chairman of the fund's committee since its inception. He has been managing investments since joining T. Rowe Price in 1989.


 All funds

   The Management Fee
   Each fund's fee is as follows: 0.15% for the Equity Index 500 Fund, 0.30% for the U.S. Bond Index Fund, 0.40% for the Extended Equity Market Index and Total Equity Market Index Funds, and 0.50% for the International Equity Index Fund, based on average daily net assets. The funds calculate and accrue the fees daily. For the Extended Equity Market Index, Total Equity Market Index, International Equity Index, and U.S. Bond Index Funds, the management fee includes ordinary recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the funds' independent directors.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our education and informational materials; in T. Rowe Price advertisements;
   and

   in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

T. ROWE PRICE                                 30
 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

                                             31
   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.


   3 Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities


 All funds

   In seeking to meet their investment objectives, the funds may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with their investment programs. The following pages describe various types of fund securities and investment management practices.

   Each fund must invest at least 80% of its net assets in securities that make up its respective index.

   Fundamental policy Each fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the funds. These limitations do not apply to each fund's purchase of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.


 All funds except U.S. Bond Index Fund

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   U.S. Bond Index and International Equity Index Funds

   Fundamental policy The funds will not invest more than 25% of their total assets (concentrate) in any single industry except to the extent the index concentrates in that industry.

T. ROWE PRICE                                 32
   U.S. Bond Index Fund

   Bonds
   A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

   A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays consistent with current market conditions.

   Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral).Bonds include asset- and mortgage-backed securities.

   Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds' principal values. The maturity of those securities may be shortened under certain specified conditions.

   Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

   Foreign Securities
   Investments may be made in U.S. dollar-denominated foreign securities. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting and disclosure, settlement, and regulatory practices that differ from U.S. standards.

   Asset-Backed Securities
   An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty,

                                             33
   if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security's weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty.

   Mortgage-Backed Securities
   The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The "big three" issuers are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities.

   Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the fund's net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.

   Additional mortgage-backed securities in which the fund may invest include:

  . Collateralized Mortgage Obligations (CMOs) CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create some classes with more stable average lives than the underlying mortgages and other classes with more volatile average lives. CMO classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments.

T. ROWE PRICE                                 34
  . Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives only interest payments (IOs), and another receives principal payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The funds can use IOs as a hedge against falling prepayment rates (interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments.

   A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMO classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMO classes, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee that fund investments in CMOs, IOs, or POs will be successful, and fund total return could be adversely affected as a result.

  . Commercial Mortgage-Backed Securities (CMBS) CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, etc. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The amount of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate. There is no limit on fund investments in these securities.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate

                                             35
   (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

   One type of hybrid the fund may purchase is the bond index swap. The fund would purchase these in an effort to mimic all or a portion of the index. An index swap can help the fund replicate the index when the fund is small or when investing cash flow.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices


 All funds

   Reserve Position
   Each fund will hold a certain portion of its assets in cash or cash equivalents. Each fund's reserve position can consist of shares of a T. Rowe Price internal money market fund and U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments.

T. ROWE PRICE                                 36
   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Futures and Options
   The funds may make such investments to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading or to reduce transaction costs. The funds may also purchase call options on stock indices or bonds (U.S. Bond Index Fund). Such options would be used in a manner similar to the funds' use of futures.

   Futures contracts and options prices can be highly volatile; using them could lower the funds' total returns and the potential loss from the use of futures can exceed the funds' initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not exceed 5% of each fund's net asset value. Options on bonds or indices: The funds will not commit more than 5% of total assets to premiums when purchasing call options.

   Exchange Traded Funds (ETFs)
   These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and capital losses.

                                             37
   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total fund assets.

   U.S. Bond Index Fund

   When-Issued Securities and Forward Commitment Contracts
   The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.


 All funds

   Portfolio Turnover
   Turnover is an indication of frequency of trading. Each fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

   Standard & Poor's (Equity Index 500 Fund)
   Although S&P obtains information for inclusion in or for use in the calculation of the S&P 500 Index from sources which S&P considers reliable, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index or any data included therein. . The fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

   Wilshire Associates, Incorporated (Extended Equity Market Index and Total Equity Market Index Funds)
   These funds are not sponsored, endorsed, sold, or promoted by Wilshire, and Wilshire makes no representation regarding the advisability of investing in these funds.

T. ROWE PRICE                                 38
   Because of the challenges of compiling data for very large indices, Wilshire may frequently revise or restate the historical performance data of the Wilshire 4500 Completion Index and the Wilshire 5000 Total Market Index. As a result, the performance of the Extended Equity Market Index Fund or the Total Equity Market Index Fund over short-term periods may appear to differ from the results of its benchmark.

   FTSE(TM) (International Equity Index Fund)
   The shares of the fund are not in any way sponsored, endorsed, sold, or promoted by FTSE(TM) or by the London Stock Exchange Limited (the "Exchange") or by the Financial Times Limited ("FT"), and FTSE(TM), the Exchange and FT do not make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE(TM) Developed ex North America Index ("the Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE(TM).

   FTSE(TM), the Exchange, and FT shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and FTSE(TM), the Exchange, and FT shall not be under any obligation to advise any person of any error therein.

   Lehman Brothers (U.S. Bond Index Fund)
   The inclusion of a bond in the Lehman Brothers U.S. Aggregate Index is in no way an endorsement by Lehman Brothers of the bond as an investment, nor is Lehman Brothers a sponsor of the fund or in any way affiliated with it.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 6, which provides information about each fund's financial history, is based on a single share outstanding throughout the periods shown. Each fund's section of the table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds' independent accountants, PricewaterhouseCoopers LLP.

                                             39

 Table 6  Financial Highlights
                                              Year ended December 31

  Equity Index 500             1997       1998       1999       2000         2001
 --------------------------------------------------------------------------------------------

  Net asset value,
  beginning of period         $20.34     $26.38     $33.38     $39.56      $ 35.50
  Income From Investment Operations
  Net investment income        0.35/a/    0.33/a/    0.34/a/    0.33/a/      0.32/a/
                              ---------------------------------------------------------------
  Net gains or losses on
  securities (both realized     6.28       7.10       6.49      (3.98)       (4.65)
  and unrealized)
                              ----------------------------------------------------------
  Total from investment
  operations                    6.63       7.43       6.83      (3.65)       (4.33)
  Less Distributions
  Dividends (from net          (0.34)     (0.34)     (0.34)     (0.33)       (0.33)
  investment income)
                              ----------------------------------------------------------
  Distributions (from          (0.25)     (0.09)     (0.31)     (0.08)          --
  capital gains)
                              ----------------------------------------------------------
  Returns of capital              --         --         --         --           --
                              ----------------------------------------------------------
  Total distributions          (0.59)     (0.43)     (0.65)     (0.41)       (0.33)
                              ----------------------------------------------------------
  Net asset value,            $26.38     $33.38     $39.56     $35.50      $ 30.84
  end of period
                              ----------------------------------------------------------
  Total return                 32.87%/a/  28.31%/a/  20.64%/a/  (9.30)%/a/  (12.17)%/a/
  Ratios/Supplemental Data
  Net assets, end of period   $1,908     $3,347     $5,049     $4,045      $ 3,473
  (in millions)
                              ----------------------------------------------------------
  Ratio of expenses to          0.40%/a/   0.40%/a/   0.40%/a/   0.35%/a/     0.35%/a/
  average net assets
                              ----------------------------------------------------------
  Ratio of net income to        1.49%/a/   1.17%/a/   0.98%/a/   0.85%/a/     1.00%/a/
  average net assets
                              ----------------------------------------------------------
  Portfolio turnover rate        0.7%       4.7%       5.2%       9.1%         4.0%
 --------------------------------------------------------------------------------------------


 /a/
   Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through December 31, 1999, and a 0.35% voluntary expense limitation in effect through December 31, 2001.

T. ROWE PRICE                                 40

 Table 6  Financial Highlights (continued)
                              1/30/98/*/     Year ended December 31
                               through
  Extended Equity              12/31/98
  Market Index                ------------ 1999      2000       2001
 -----------------------------            -------------------------------------

  Net asset value,
  beginning of period         $ 10.00     $ 11.02   $ 14.05    $ 11.12
  Income From Investment Operations
  Net investment income          0.08        0.10      0.09       0.10
                              --------------------------------------------
  Net gains or losses on
  securities (both realized      1.13        3.56     (2.26)     (1.17)
  and unrealized)
                              --------------------------------------------
  Total from investment
  operations                     1.21        3.66     (2.17)     (1.07)
  Less Distributions
  Dividends (from net           (0.08)      (0.10)    (0.09)     (0.10)
  investment income)
                              --------------------------------------------
  Distributions (from           (0.11)      (0.53)    (0.67)     (0.18)
  capital gains)
                              --------------------------------------------
  Returns of capital               --          --        --         --
                              --------------------------------------------
  Total distributions           (0.19)      (0.63)    (0.76)     (0.28)
                              --------------------------------------------
  Net asset value,            $ 11.02     $ 14.05   $ 11.12    $  9.77
  end of period
                              --------------------------------------------
  Total return                  12.29%      33.72%   (15.58)%    (9.55)%
  Ratios/Supplemental Data
  Net assets, end of period   $20,743     $54,219   $86,322    $77,331
  (in thousands)
                              --------------------------------------------
  Ratio of expenses to           0.40%/a/    0.40%     0.40%      0.40%
  average net assets
                              --------------------------------------------
  Ratio of net income to         1.15%/a/    1.04%     0.78%      0.96%
  average net assets
                              --------------------------------------------
  Portfolio turnover rate        26.3%/a/    23.4%     30.5%      31.3%
 ------------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

                                             41

 Table 6  Financial Highlights (continued)
                           1/30/98/*/       Year ended December 31
                            through
  Total Equity              12/31/98
  Market Index             ------------  1999       2000        2001
 --------------------------            ----------------------------------------

  Net asset value,
  beginning of period      $ 10.00     $  12.19   $  14.77    $  13.02
  Income From Investment Operations
  Net investment income       0.11         0.12       0.12        0.11
                           -----------------------------------------------
  Net gains or losses on
  securities (both
  realized and                2.20         2.69      (1.64)      (1.57)
  unrealized)
                           -----------------------------------------------
  Total from investment
  operations                  2.31         2.81      (1.52)      (1.46)
  Less Distributions
  Dividends (from net        (0.12)       (0.11)     (0.11)      (0.11)
  investment income)
                           -----------------------------------------------
  Distributions (from           --        (0.12)     (0.12)      (0.01)
  capital gains)
                           -----------------------------------------------
  Returns of capital            --           --         --          --
                           -----------------------------------------------
  Total distributions        (0.12)       (0.23)     (0.23)      (0.12)
                           -----------------------------------------------
  Net asset value,         $ 12.19     $  14.77   $  13.02    $  11.44
  end of period
                           -----------------------------------------------
  Total return               23.19%       23.25%    (10.33)%    (11.20)%
  Ratios/Supplemental Data
  Net assets, end of
  period                   $61,210     $199,427   $206,058    $197,775
  (in thousands)
                           -----------------------------------------------
  Ratio of expenses to        0.40%/a/     0.40%      0.40%       0.40%
  average net assets
                           -----------------------------------------------
  Ratio of net income to      1.33%/a/     0.98%      0.85%       0.98%
  average net assets
                           -----------------------------------------------
  Portfolio turnover rate      1.9%/a/      3.2%       7.6%        8.6%
 ------------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

T. ROWE PRICE                                 42

 Table 6  Financial Highlights (continued)
                                                     11/30/00/*/
                                                       through
  International Equity                                10/31/01
  Index                                         -----------------------
 -----------------------------------------------                       -----

  Net asset value,
  beginning of period                                 $ 10.00
  Income From Investment Operations
  Net investment income                                  0.10
                                                -----------------------
  Net gains or losses on
  securities (both realized                             (2.32)
  and unrealized)
                                                -----------------------
  Total from investment
  operations                                            (2.22)
  Less Distributions
  Dividends (from net                                      --
  investment income)
                                                -----------------------
  Distributions (from                                      --
  capital gains)
                                                -----------------------
  Returns of capital                                       --
                                                -----------------------
  Total distributions                                      --
                                                -----------------------
  Net asset value,                                    $  7.78
  end of period
                                                -----------------------
  Total return                                         (22.20)%
  Ratios/Supplemental Data
  Net assets, end of period                           $ 7,502
  (in thousands)
                                                -----------------------
  Ratio of expenses to                                   0.50%/a/
  average net assets
                                                -----------------------
  Ratio of net income to                                 1.51%/a/
  average net assets
                                                -----------------------
  Portfolio turnover rate                                63.1%/a/
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

                                             43

 Table 6  Financial Highlights (continued)
                                                     11/30/00/*/
                                                       through
                                                      10/31/01
  U.S. Bond Index                               -----------------------
 -----------------------------------------------                       -----

  Net asset value,
  beginning of period                                 $ 10.00
  Income From Investment Operations
  Net investment income                                  0.55
                                                -----------------------
  Net gains or losses on
  securities (both realized                              0.63
  and unrealized)
                                                -----------------------
  Total from investment
  operations                                             1.18
  Less Distributions
  Dividends (from net                                   (0.55)
  investment income)
                                                -----------------------
  Distributions (from                                      --
  capital gains)
                                                -----------------------
  Returns of capital                                       --
                                                -----------------------
  Total distributions                                   (0.55)
                                                -----------------------
  Net asset value,                                    $ 10.63
  end of period
                                                -----------------------
  Total return                                          12.11%
  Ratios/Supplemental Data
  Net assets, end of period                           $48,814
  (in thousands)
                                                -----------------------
  Ratio of expenses to                                   0.30%/a/
  average net assets
                                                -----------------------
  Ratio of net income to                                 5.74%/a/
  average net assets
                                                -----------------------
  Portfolio turnover rate                                83.9%/a/
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                              Tax Identification
                                                                          Number
We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund's NAV on the redemption date.

                                                       Transaction Confirmations
We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as your receive them and promptly report any discrepancies to Shareholder Services.

                  Employer-Sponsored Retirement Plans and Institutional Accounts
                                                                   T. Rowe Price
                                                                   Trust Company
                                                                  1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

                                             45
 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

T. ROWE PRICE                                 46
Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form. Also, retirement plan accounts and IRAs cannot be opened by wire.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase ($1,000 for Summit Funds). For retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts $50, except $100 for Summit Funds.

                                                                 By ACH Transfer
Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

                                                                         By Wire
Call Shareholder Services or use the wire instructions listed in Opening a New Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

                                             47
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

/(For mail via private carriers and overnight services, see previous /
/section.)/

                                                                    By Automatic
                                                                   Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or

T. ROWE PRICE                                 48
express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

                                             49
 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance or other fees charged to a group of shareholders; (8) to act on instructions reasonably believed to be genuine; and
(9) to involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
                                                            Shareholder Services
                                                                  1-800-225-5132
                                                               Investor Services
                                                                  1-800-638-5660
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the

T. ROWE PRICE                                 50
services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

                                                  Investing for College Expenses
We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)
Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans
The T. Rowe Price College Savings Plan (for any U.S. resident), the Maryland College Investment Plan (for any U.S. resident), and the University of Alaska College Savings Plan (for Alaska residents) allow you to contribute on a tax-deferred basis toward a student's higher education. For more information on tax-related features and the plans' investment approaches, risks, and expenses, call toll-free 1-866-521-1894.

                                                              Automated Services
                                                                     Tele*Access
                                                                  1-800-638-2587
                                                                24 hours, 7 days
Tele*Access
24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, dupli-

                                             51
cate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

                                                                     Web Address
                                                              www.troweprice.com
Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                               Plan Account Line
                                                                  1-800-401-3279
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

                                                                By Telephone and
                                                                       In Person
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can move as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                                             Automatic Investing
Automatic Asset Builder
You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

T. ROWE PRICE                                 52
Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
                                                              To Open an Account
                                                                  1-800-638-5660
                                                                    For Existing
                                                             Brokerage Customers
                                                                  1-800-225-7720
Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers/*/. We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. Any trades entered through Tele-Trader save you an additional 10% on commissions. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

/*Services vary by firm./

/T. Rowe Price Brokerage is a division of T. Rowe Price Investment / /Services, Inc., Member NASD/SIPC./

                                             53
 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

Shareholder Reports
Fund managers' annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. ROWE PRICE                                 54
 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
 For mutual fund or T. Rowe Price Brokerage information
 Investor Services
 1-800-638-5660

For existing accounts
 Shareholder Services
 1-800-225-5132

For the hearing impaired
 1-800-367-0763

For performance, prices,
account information, or
to conduct transactions
 Tele*Access/(R)/
 24 hours, 7 days
 1-800-638-2587

Internet address
 www.troweprice.com

Plan Account Line
 For retirement plan
 investors: The
 appropriate 800
 number appears on your retirement account statement.
Investor Centers
 For directions, call
 1-800-225-5132 or
 visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center
 4515 Painters Mill Road

Boston Area
 386 Washington Street
 Wellesley

Chicago Area
 1900 Spring Road
 Suite 104
 Oak Brook

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center
 21800 Oxnard Street
 Suite 270
 Woodland Hills

New Jersey/New York Area
 51 JFK Parkway, 1st Floor
 Short Hills, New Jersey

San Francisco Area
 1990 N. California Blvd.
 Suite 100
 Walnut Creek

Tampa
 4200 West Cypress Street
 10th Floor

Washington, D.C. Area
Downtown
 900 17th Street, N.W.
 Farragut Square

Tysons Corner
 1600 Tysons Boulevard
 Suite 150
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
                                                                  C50-040 3/1/02
                                                      1940 Act File No. 811-5986

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is March 1, 2002.


         T. ROWE PRICE SUMMIT FUNDS, INC.
              T. Rowe Price Summit Cash Reserves Fund
              T. Rowe Price Summit GNMA Fund
         T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
              T. Rowe Price Summit Municipal Money Market Fund
              T. Rowe Price Summit Municipal Intermediate Fund
              T. Rowe Price Summit Municipal Income Fund
         T. ROWE PRICE U.S. BOND INDEX FUND, INC.
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660


   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated. The term "Summit Funds" refers to the Summit Cash Reserves and Summit GNMA Funds.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated March 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's financial statements for the period ended October 31, 2001, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information.


   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.

                              TABLE OF CONTENTS
                              -----------------
                          Page                                           Page
                          ----                                           ----
Capital Stock               93       Portfolio Management Practices          23
--------------------------------     ------------------------------------------
Code of Ethics              82       Portfolio Transactions                  83
--------------------------------     ------------------------------------------
Custodian                   82       Pricing of Securities                   87
--------------------------------     ------------------------------------------
Distributor for the         81       Principal Holders of Securities         79
Funds
--------------------------------     ------------------------------------------
Dividends and               88       Ratings of Commercial Paper             95
Distributions
--------------------------------     ------------------------------------------
Federal Registration of     94       Ratings of Corporate Debt               96
Shares                               Securities
--------------------------------     ------------------------------------------
Independent Accountants     94       Ratings of Municipal Debt               98
                                     Securities
--------------------------------     ------------------------------------------
Investment Management       79       Ratings of Municipal Notes and          99
Services                             Variable Rate Securities
--------------------------------     ------------------------------------------
Investment Objectives                Risk Factors for Summit Funds and
and                          2       U.S. Bond Index Fund                     3
Policies
--------------------------------     ------------------------------------------
Investment Performance      91       Risk Factors for Summit Municipal        5
                                     Funds
--------------------------------     ------------------------------------------
Investment Program           7       Services by Outside Parties             82
--------------------------------     ------------------------------------------
Investment Restrictions     38       Tax-Exempt vs. Taxable Yields           91
--------------------------------     ------------------------------------------
Legal Counsel               94       Tax Status                              89
--------------------------------     ------------------------------------------
Management of the Funds     40       Yield Information                       89
--------------------------------     ------------------------------------------
Net Asset Value per         88
Share
--------------------------------     ------------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.


   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:


                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")

 RISK FACTORS FOR SUMMIT FUNDS AND U.S. BOND INDEX FUND
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.


   Cash Reserves Fund


   The Money Fund will limit its purchases of portfolio instruments to those U.S. dollar-denominated securities which the fund's Board of Directors determines present minimal credit risk, and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations ("NRSROs") or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the fund's Board of Directors. In addition, the fund may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.


   There can be no assurance that the fund will achieve its investment objectives or be able to maintain its net asset value per share at $1.00. The price of the fund is not guaranteed or insured, and its yield is not fixed. While the fund invests in high-grade money market instruments, investment in the fund is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the fund's portfolio investments, and a decline in interest rates could increase the value.


   GNMA Fund


   The fund may or may not be suitable or appropriate for all investors. The fund is designed for investors seeking the highest current income and credit protection available from investment in securities which are backed by the full faith and credit of the U.S. government and other securities rated within the highest two credit categories established by a nationally recognized public rating agency, or, if unrated, of equivalent quality as determined by T. Rowe Price. Consistent with a long-term financial investment approach, investors in the fund should not rely on the fund for their short-term financial needs. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve these results.

   Because they consist of underlying mortgages, GNMA securities may not be an effective means of "locking in" long-term interest rates due to the need for the fund to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the fund when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the fund to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the fund. Conversely, in a rising interest rate environment such prepayments can be reinvested at higher prevailing interest rates which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the fund. T. Rowe Price will actively manage the fund's portfolio in an attempt to reduce the risk associated with investment in mortgage-backed securities.


   U.S. Bond Index Fund


   Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. There is risk in all investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve these results.


                                Debt Obligations


   Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio debt securities, and a decline in interest rates will generally increase the value of portfolio debt securities. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. Although the fund (except for U.S. Bond Index Fund) seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.


   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. When purchasing unrated securities, T. Rowe Price, under the supervision of the fund's Board of Directors, determines whether the unrated security is of a quality comparable to that which the fund is allowed to purchase.


   Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events in 1995 and 1996, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the fund. However, it is very likely default by the U.S. would result in losses to the fund.

   Mortgage Securities--All funds except Cash Reserves Fund

   Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., the fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the fund when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the fund to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security. Conversely, the fund may realize a gain on prepayments of mortgage pools trading at a discount. Such prepayments will provide an early return of principal which may then be reinvested at the then higher prevailing interest rate.

   The market value of adjustable rate mortgage securities ("ARMs"), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARM securities may prevent income on the ARM from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.



 RISK FACTORS FOR SUMMIT MUNICIPAL FUNDS
 -------------------------------------------------------------------------------

   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.



                              Municipal Securities

   The funds are designed for investors who, because of their tax bracket, can benefit from investment in municipal bonds whose income is exempt from federal taxes. The funds are not appropriate for qualified retirement plans where income is already tax-deferred.

   Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody's, S&P, and Fitch IBCA, Inc. ("Fitch") represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

   The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

   Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "Flat Tax" and "Value Added Tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund's portfolio would be affected and, in such an event, a fund would reevaluate its investment objectives and policies.

   Although the banks and securities dealers with which the fund will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the fund with respect to such transactions.

   Municipal Bond Insurance All of the funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The guarantee is purchased from a private, non-governmental insurance company.

   There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in order to improve
   -------------------
   the bond's credit rating. By meeting the insurer's standards and paying an insurance premium based on the bond's principal value, the issuer is able to obtain a higher credit rating for the bond. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

   The funds may also purchase bonds that carry secondary insurance purchased by
                                                -------------------
   an investor after a bond's original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

   Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond's interest and principal when due if the issuing entity defaults on the insured bond. Although defaults on insured municipal bonds have been low to date, there is no assurance this low rate will continue in the future. A higher than expected default rate could deplete loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the fund.

   Municipal Money Market Fund


   The Money Fund will limit its purchases of portfolio instruments to those U.S. dollar-denominated securities which the fund's Board of Directors determines present minimal credit risk, and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the fund's Board of Directors. In addition, the fund may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

   There can be no assurance that the fund will achieve its investment objective or be able to maintain its net asset value per share at $1.00. The price of the fund is not guaranteed or insured by the U.S. government and its yield is not fixed. While the fund invests in high-grade money market instruments, investment in the fund is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the fund's portfolio investments, and a decline in interest rates could increase the value.


   The price stability and liquidity of the Money Fund may not be equal to that of a taxable money market fund which exclusively invests in short-term taxable money market securities. The taxable money market is a broader and more liquid market with a greater number of investors, issuers, and market makers than the short-term municipal securities market. The weighted average maturity of the fund varies: the shorter the average maturity of a portfolio, the less its price will be impacted by interest rate fluctuations.

   Intermediate and Income Funds


   Because of their investment policies, the Intermediate and Income Funds may not be suitable or appropriate for any particular investor. The funds are designed for investors who wish to invest in long-term funds for income, and who would benefit, because of their tax bracket, from receiving income that is exempt from federal income taxes. The Intermediate and Income Funds' investment programs permit the purchase of investment-grade securities that do not meet the high-quality standards of the Money Fund. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yield from such securities normally exceeds those obtainable from higher-quality securities. In addition, the principal value of long-term lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default--that is, the nonpayment of interest and principal by the issuer--than higher-quality investments. The value of the portfolio securities of the Intermediate and Income Funds will fluctuate based upon market conditions. Although these funds seek to reduce credit risk by investing in a diversified portfolio, such diversification does not eliminate all risk. These funds are also not intended to provide a vehicle for short-term trading purposes.



                                Debt Obligations


   Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio debt securities, and a decline in interest rates will generally increase the value of portfolio debt securities. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.


   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. When purchasing unrated securities, T. Rowe Price, under the supervision of the fund's Board of Directors, determines whether the unrated security is of a quality comparable to that which the fund is allowed to purchase.


   Special Risks of High-Yield Investing The funds may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.




 INVESTMENT PROGRAM
 -------------------------------------------------------------------------------

   All Summit Funds and U.S. Bond Index Fund



                               Types of Securities


   Set forth below is additional information about certain of the investments described in each fund's prospectus.



                           Adjustable Rate Securities

   Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take the following forms:

  . Variable Rate Securities A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through demand, can reasonably be expected to have a market value which approximates its amortized cost. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 calendar days or less, is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A variable rate instrument the principal amount of which is scheduled to be paid in more than 397 calendar days and which is subject to a demand feature which entitles the purchaser to receive the principal amount of the underlying security or securities, either
   (i) at any time upon notice of no more than 30 days, or (ii) at specified intervals not exceeding 397 calendar days and upon no more than 30 days' notice ("Demand Feature"), is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A government security that is a variable rate security where the variable rate is readjusted no less frequently than every 762 calendar days is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  . Floating Rate Securities A floating rate security provides for the adjustment of its interest rates whenever a specified interest rate changes and which, at any time until the final maturity of the instrument or the period remaining until the principal amount can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A floating rate security, the principal amount of which must unconditionally be paid in 397 calendar days or less is deemed to have a maturity of one day. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a Demand Feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A government security that is a floating rate security is deemed to have a remaining maturity of one day.

   Put Option Bonds Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.


             When-Issued Securities and Forward Commitment Contracts


   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks are. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.


                             Money Market Securities

   The money market securities that the funds may invest in are generally limited to those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.


  . U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, banker's acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof. However, the Cash Reserves and U.S. Bond Index Funds will only purchase these securities if they are payable in U.S. dollars.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

  . Determination of Maturity of Money Market Securities The Money Fund may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.


  . First Tier Money Market Securities Defined At least 95% of the Cash Reserves
   Fund's total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the fund's Board of Directors.



                             Asset-Backed Securities

   Each fund may invest a portion of its assets in debt obligations known as asset-backed securities.


   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.


   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.


   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

  . Methods of Allocating Cash Flows While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


   Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the fund.


  . Types of Credit Support Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties "external credit enhancement," through various means of structuring the transaction, "internal credit enhancement," or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.


  . Automobile Receivable Securities The fund may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

   Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.


  . Credit Card Receivable Securities The fund may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying account during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.


   Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


  . Other Assets Asset-backed securities backed by assets other than those described above, including, but not limited to, home equity loans, small-business loans and accounts receivable, equipment leases, commercial real estate loans, boat loans, and manufacturing housing loans. The fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies.

   There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing and the fund may invest in these securities.



                        Illiquid or Restricted Securities


   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% (10% for Cash Reserves) of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% (10% for Cash Reserves) of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% (10% for Cash Reserves) of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

   There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing and the fund may invest in these securities.

                           Mortgage-Related Securities


   GNMA and U.S. Bond Index Funds


   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.


  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.


  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.


   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.


  . Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

  . U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund's quality standards.

  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.

   The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund's Board of Directors. The fund's Board of Directors has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

  . Adjustable Rate Mortgage Securities ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

  . Other Mortgage-Related Securities The fund expects that governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the fund's objective, policies, and quality standards, consider making investments in such new types of securities.

   GNMA and U.S. Bond Index Funds



                               Hybrid Instruments


   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed-rate or a floating-rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund's investment in hybrid instruments will account for more than 10% of the fund's return (positive or negative).


   All Summit Municipal Funds


                               Types of Securities


   Set forth below is additional information about certain of the investments described in each fund's prospectus.



                              Municipal Securities


   Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this Statement of Additional Information, the fund's portfolio may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the fund's assets invested in any particular type of municipal security can be expected to vary.

   The term "municipal securities" means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is exempt from federal income tax. In determining the tax-exempt status of a municipal security, the fund relies on the opinion of the issuer's bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and as a result, the interest received by the fund from such a security might not be exempt from federal income tax.


   Municipal securities are classified by maturity as notes, bonds, or adjustable rate securities.


                                 Municipal Notes

   Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less. Municipal notes include:


  . Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

  . Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.


  . Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

  . Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.


  . Municipal Bonds Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Two additional categories of potential purchases are lease revenue bonds and prerefunded/escrowed to maturity bonds. Another type of municipal bond is referred to as an Industrial Development Bond.


  . General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.


  . Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility, or enterprise, or in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.


   Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

  . Lease Revenue Bonds Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower's pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the fund's Board determines such securities are illiquid, they will be subject to the fund's limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

   The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and
   (5) the rating assigned to the obligation by an established rating agency or
   T. Rowe Price.


  . Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become "prerefunded" or "escrowed to maturity" and are considered as high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a fund's investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the fund, be considered as an investment in U.S. Treasury securities.


  . Private Activity Bonds Under current tax law all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.


   The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Some, but not all, private activity bonds are subject to alternative minimum tax.

  . Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



                           Adjustable Rate Securities

   Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take the following forms:

  . Variable Rate Securities A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through demand, can reasonably be expected to have a market value which approximates its amortized cost. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 calendar days or less, is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A variable rate instrument the principal amount of which is scheduled to be paid in more than 397 calendar days and which is subject to a demand feature which entitles the purchaser to receive the principal amount of the underlying security or securities, either
   (i) at any time upon notice of no more than 30 days, or (ii) at specified intervals not exceeding 397 calendar days and upon no more than 30 days' notice ("Demand Feature"), is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A government security that is a variable rate security where the variable rate is readjusted no less frequently than every 762 calendar days is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  . Floating Rate Securities A floating rate security provides for the adjustment of its interest rates whenever a specified interest rate changes and which, at any time until the final maturity of the instrument or the period remaining until the principal amount can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A floating rate security, the principal amount of which must unconditionally be paid in 397 calendar days or less is deemed to have a maturity of one day. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a Demand Feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A government security that is a floating rate security is deemed to have a remaining maturity of one day.

   Put Option Bonds Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.


   Participation Interests The fund may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

   In the case of longer-term bonds, the fund may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

   The fund will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the fund holds participation interests is exempt from federal income tax to the fund. However, there is no guarantee the IRS would treat such interest income as tax-exempt.



                             When-Issued Securities


   New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A fund will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, a fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The fund will maintain cash, high-grade marketable debt securities or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in a fund's portfolio are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a fund remains fully invested or almost fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the fund's assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, a fund will meet its obligations from then-available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by a fund upon notice to its shareholders.



                  Investment in Taxable Money Market Securities


   Although the fund expects to be solely invested in municipal securities, for temporary defensive purposes it may elect to invest in the taxable money market securities listed next (without limitation) when such action is deemed to be in the best interests of shareholders. The interest earned on these money market securities is not exempt from federal income tax and may be taxable to shareholders as ordinary income.


  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.


  . U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, banker's acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

  . Determination of Maturity of Money Market Securities The Money Fund may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

   Intermediate and Income Funds


  . Residual Interest Bonds are a type of high-risk derivative. The fund may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the variable rate securities will be determined by an index or auction process held approximately every seven to 35 days while the bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, seven- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows.


   Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums or be at deep discounts. This is a relatively new product in the municipal market with limited liquidity to date.


  . Embedded Interest Rate Swaps and Caps In a fixed rate, long-term municipal bond with an interest rate swap attached to it, the bondholder usually receives the bond's fixed coupon payment as well as a variable rate payment that represents the difference between a fixed rate for the term of the swap (which is typically shorter than the bond it is attached to) and a variable rate, short-term municipal index. The bondholder receives excess income when short-term rates remain below the fixed interest rate swap rate. If short-term rates rise above the fixed-income swap rate, the bondholder's income is reduced. At the end of the interest rate swap term, the bond reverts to a single fixed coupon payment. Embedded interest rate swaps enhance yields, but also increase interest rate risk.


   An embedded interest rate cap allows the bondholder to receive payments whenever short-term rates rise above a level established at the time of purchase. They normally are used to hedge against rising short-term interest rates. Both instruments may be volatile and of limited liquidity, and their use may adversely affect the fund's total return.


   The fund may invest in other types of derivative instruments as they become available.

   For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal securities which are not general obligation bonds is made by the fund's investment manager, T. Rowe Price, on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities.

   There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing and the fund may invest in these securities.


   Intermediate and Income Funds


                                    Forwards


   The funds may purchase bonds on a when-issued basis with longer than standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.




 PORTFOLIO MANAGEMENT PRACTICES
 -------------------------------------------------------------------------------

   All funds



                         Lending of Portfolio Securities


   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.



                         Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe


   Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements


   Each fund may enter into repurchase agreements through which investors (such as the fund) purchase a security (the "underlying security") from a well-established securities dealer or a bank which is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. Each fund will only enter into repurchase agreements where (i) (A) Cash Reserves
                                                            -------------
   Fund--the underlying securities are either U.S. government securities or
   ----
   securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite number of NRSROs (as required by Rule 2a-7 under the 1940 Act) and otherwise are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly (however, the underlying securities will either be U.S. government securities or securities which, at the time the repurchase agreement is entered into, are rated in the highest rating category by public rating agencies), (B) GNMA and U.S. Bond Index Funds--the underlying
                         ------------------------------
   securities are of the type (excluding maturity limitations) which each fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.



                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")


   GNMA and U.S. Bond Index Funds



                              Money Market Reserves


   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe

   Price family of mutual funds and other clients of T. Rowe . Price. Currently, two such money market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund

   ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).


   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.


   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.



                                     Options

   Options are a type of potentially high-risk derivative.

   GNMA Fund



                          Writing Covered Call Options


   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.


   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.


   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T.

   Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed, or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.


   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.



                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)


   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

    The premium received by the fund for writing covered put options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed, or, in the absence of such sale, the mean of closing bid and ask prices.



                             Purchasing Put Options


   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.


   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe

   Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.



                             Purchasing Call Options


   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.


   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.


   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.



                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.


   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.


   Intermediate and Income Funds


   The funds have no current intention of investing in options on securities, although they reserve the right to do so. Appropriate disclosure would be added to the funds' prospectuses and Statement of Additional Information when and if the funds decide to invest in options.

   U.S. Bond Index Fund

   The only option activity the funds currently may engage in is the purchase of call options. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the funds reserve the right to engage in other options activity.



                           Interest Rate Transactions


   GNMA Fund


   The fund may enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors, to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic securities, or to structure transactions designed for other non-speculative purposes.

   Interest rate swaps involve the exchange by the fund with third parties of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor. In circumstances in which T. Rowe Price anticipates that interest rates will decline, the fund might, for example, enter into an interest rate swap as the floating rate payor. In the case where the fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the fund counterparties would pay the fund's amounts equal to interest computed at the difference between the fixed and floating rates over the national principal amount. Such payments would offset or partially offset the decrease in the payments the fund would receive in respect of floating rate assets being hedged. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the fund would receive payments from the counterparties which would wholly or partially offset the decrease in the payments they would receive in respect of the financial instruments being hedged.


   The fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the fund's custodian. If the fund enters into an interest rate swap on other than a net basis, the fund would maintain an account in the full amount accrued on a daily basis of the fund's obligations with respect to the swap. To the extent the fund sells (i.e., writes) caps and floors, it will maintain in an account cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the fund's obligations with respect to any caps or floors. The fund will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims, paying ability of the counterparty thereto is rated at least A by S&P. T. Rowe Price will monitor the creditworthiness of counterparties on an ongoing basis. If there is a default by the other parties to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. T. Rowe

   Price has determined that, as a result, the swap market has become relatively liquid. The fund may enter into interest rate swaps only with respect to positions held in its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the funds are contractually obligated to make. If the other parties to interest rate swaps default, the fund's risk of loss consists of the net amount of interest payments that the funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the fund expects to achieve an acceptable degree of correlation between its right to receive interest on loan interests and its right and obligation to receive and pay interest pursuant to interest rate swaps.

   The aggregate purchase price of caps and floors held by the fund may not exceed 10% of the fund's total assets. The fund may sell (i.e., write) caps and floors without limitation, subject to the account coverage requirement described above.



                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").


   GNMA and U.S. Bond Index Funds


   Interest rate or currency futures contracts may be used by the GNMA Fund as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The U.S. Bond Index Fund may only enter into bond futures which are appropriate for its investment program to provide an efficient means of maintaining liquidity while being invested in the market to facilitate trading or to reduce transaction costs. It will not use futures for hedging purposes, otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.


   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.


   Intermediate and Income Funds


   The funds may enter into futures contracts. Interest rate futures contracts may be used as a hedge against changes in prevailing levels of interest rates in order to establish more definitely the effective return on securities held or intended to be acquired by the funds. The funds could sell interest rate futures as an offset against the effect of expected increases in interest rates and purchase such futures as an offset against the effect of expected declines in interest rates. Futures can also be used as an efficient means of regulating a fund's exposure to the market.

   The fund will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   All funds (other than the Money Funds)


   Regulatory Limitations

   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.


   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.


   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   Financial futures contracts are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the fund.


   These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

   Intermediate and Income Funds

   It is possible that the fund's hedging activities will occur primarily through the use of municipal bond index futures contracts since the uniqueness of that index contract should better correlate with the fund's portfolio and thereby be more effective. However, there may be times when it is deemed in the best interest of shareholders to engage in the use of Treasury bond futures, and the fund reserves the right to use Treasury bond futures at any time. Use of these futures could occur, as an example, when both the Treasury bond contract and municipal bond index futures contract are correlating well with municipal bond prices, but the Treasury bond contract is trading at a more advantageous price making the hedge less expensive with the Treasury bond contract than would be obtained with the municipal bond index futures contract. The fund's activity in futures contracts generally will be limited to municipal bond index futures contracts and Treasury bond and note contracts.


   All funds (other than the Money Funds)



               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.


  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

   GNMA and U.S. Bond Index Funds



                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


   As an alternative to writing or purchasing call and put options on futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


   Intermediate and Income Funds


                          Options on Futures Contracts

   The fund might trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the fund may also trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed. In the opinion of T. Rowe

   Price, there is a high degree of correlation in the interest rate, and price movements of U.S. government securities and municipal securities. However, the U.S. government securities market and municipal securities markets are independent and may not move in tandem at any point in time.


   The fund may purchase put options on futures contracts to hedge its portfolio of municipal securities against the risk of rising interest rates, and the consequent decline in the prices of the municipal securities it owns. The fund will also write call options on futures contracts as a hedge against a modest decline in prices of the municipal securities held in the fund's portfolio. If the futures price at expiration of a written call option is below the exercise price, the fund will retain the full amount of the option premium, thereby partially hedging against any decline that may have occurred in the fund's holdings of debt securities. If the futures price when the option is exercised is above the exercise price, however, the fund will incur a loss, which may be wholly or partially offset by the increase of the value of the securities in the fund's portfolio which were being hedged.


   Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the fund intends to acquire. If the futures price at expiration of the option is above the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the debt securities the fund intends to acquire. If the futures price when the option is exercised is below the exercise price, however, the fund will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the fund intends to acquire.


   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

   From time to time a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other
   T. Rowe Price funds in a fair and nondiscriminatory manner.

   All funds (other than the Money Funds)



          Special Risks of Transactions in Options on Futures Contracts


   The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


   In the event no such market exists for a particular contract in which the fund maintains a position, in the case of a written option, the fund would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The fund would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.


   In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that the movements in the price of options on futures contracts and the value of the call increases by more than the increase in the value of the securities held as cover, the fund may realize a loss on the call which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

   The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the fund may experience poorer overall performance than if it had not entered into any options on futures contracts.

   General Considerations Transactions by the fund in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the fund may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.



                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


   GNMA Fund

   Swap Agreements
   The fund may enter into interest rate, index, total return, credit, and, to the extent it may invest in foreign currency-denominated securities, currency rate swap agreements. The fund may also enter into options on swap agreements ("swap options") on the types of swaps listed above.

   Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The fund may write (sell) and purchase put and call swap options.

   One example of the use of swaps within a fund may be to manage the interest rate sensitivity of the fund. The fund might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the fund. Or, the fund may buy or sell swap options to effect the same result. The fund may also replicate a security by selling it, placing the proceeds in cash deposits and receiving a fixed rate in the swap market.

   Another example is the use of credit default swaps to buy or sell credit protection. A default swap is a bilateral contract that enables an investor to buy/sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event. The fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the default swap market. The credit protection market is still relatively new and should be considered illiquid.

   Most swap agreements entered into by the fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

   The use of swap agreements by the fund entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

   The fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

   Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

   GNMA, U.S. Bond Index, Intermediate, and Income Funds



    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts


   The discussion herein may refer to transactions in which the GNMA Fund does not engage. The fund's prospectus sets forth the types of transactions permissible for the fund.

   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   The Intermediate and Income Funds invest almost exclusively in securities that generate income that is exempt from federal income taxes, the fund may enter into certain option, futures, and foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles that are not exempt from such taxes. Therefore, use of the investment techniques described above could result in taxable income to shareholders of the fund.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.


   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.

   All funds


 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;


   (2) Commodities Purchase or sell physical commodities, except that the funds (other than the Municipal

       Money Market and Cash Reserves Funds) may enter into futures contracts and options thereon;

   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided that for the Cash Reserves Fund this policy does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker's acceptances;

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;


   (5)



   (6) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (7) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);


   (8) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (9) Senior Securities Issue senior securities except in compliance with the 1940 Act;

   (10) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program; or

   All Summit Municipal Funds

   (11) Equity Securities Purchase equity securities, or securities convertible into equity securities.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (1), the Cash Reserves and the Municipal Money Market Funds have no current intention of engaging in any borrowing transactions.


       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       . U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

       . Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports.

       . It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

   All Summit Municipal Funds


       For purposes of investment restriction (5), the fund will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.


   All funds



                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;


   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15%% (10% for Cash Reserves and Municipal Money Market Funds) of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds; or (iii) in the case of the Money Funds, only securities of other money market funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;


   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;


   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or


   (11) Warrants Invest in warrants if, as a result thereof, more than 10% (for the Summit Income Funds) or 2% (for the Summit Municipal Funds) of the value of the net assets of the fund would be invested in warrants.



                                      NOTES

       With respect to investment restriction (5), the funds have no current intention of purchasing the securities of other investment companies. Duplicate fees could result from any such purchases.


   All funds


   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------

   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price or T. Rowe Price International. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds' operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                           Independent Directors/(a)/



                                                                                     Number of
                                      Term of Office(b)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held with                          During Past 5 Years     Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                1993
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund
                                      (c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  1993                President, and Chief
 1/28/45                                                  Executive Officer,
                                      or                  The Rouse
                                      incep               Company, real estate
                                      tion                developers
                                      of
                                      fund
                                      (c)
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  2002                Advisors, LLC, an
 1/27/43                                                  acquisition and
                                      or                  management
                                      inception of        advisory firm
                                      fund
                                      (c)
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  2002                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund                Canyon Resources,
                                      (c)                 Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  1993                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund                civil engineers
                                      (c)
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  2002                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund                                                        Company, and US
                                      (c)                                                         Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  1993                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund                Advisor and Partner,                    real estate developers
                                      (c)                 Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  2002                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund
                                      (c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  2002                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund                capital to young
                                      (c)                 high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

  (a) Unless otherwise indicated, the Independent Directors engaged in their respective principal occupations for at least five years.


  (b) Each director serves until election of a successor.

  (c) See fund inception dates in the chart below.



         Fund Inception Dates
Fund                     Inception Date
----                     --------------
Cash Reserves               10/29/93
GNMA                        10/29/93
Municipal Money Market      10/29/93
Municipal Intermediate      10/29/93
Municipal Income            10/29/93
U.S. Bond Index Fund        11/30/00

                                Inside Directors



                                  Term of                               Number of
                                   Office                               Portfolios       O
                                      (                                   in Fund      ther
                                      a                                              Director
                   Position(s)        )                                  Complex     ships of
 Name, Address,     Held with    and Length   Principal Occupation(s)    Overseen     Public
and Date of Birth      Fund       of Time       During Past 5 Years     by Director  Companies
                                   Served
------------------------------------------------------------------------------------------------






 William T. Reynolds    Director   Director since    Director and Managing               36     None
 100 East Pratt Street             later of          Director, T. Rowe Price and T.
 Baltimore, MD 21202               1993              Rowe Price Group, Inc.;
 5/26/48                                             Chairman of the Board, all
                                   or inception      funds
                                   of fund(b)
---------------------------------------------------------------------------------------------------------






 James S. Riepe         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1993              Director, T. Rowe Price
 6/25/43                                             and
                                   or inception
                                   of fund(b)        T. Rowe Price
                                                     Group, Inc.
                                                     ;
                                                     Chairman of the Board and
                                                     Director, T. Rowe Price
                                                     Investment Services, Inc.,
                                                     T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President and Trust Officer, T.
                                                     Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc.
                                                     ; Vice
                                                     President, Summit Income
                                                     Funds and U.S. Bond Index
                                                     Fund
----------------------------------------------------------------------------------------------------------



 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1997              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(b)        Director, and Managing
                                                     Director, T. Rowe Price; Vice
                                                     President and Director, T.
                                                     Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc.
----------------------------------------------------------------------------------------------------------




  (a) Each director serves until election of a successor.

  (b) See fund inception dates in the chart above.

                                   Officers(a)



Name, Date of Birth, Address, and
Principal Occupations                          Title and Fund(s) Served
-------------------------------------------------------------------------------
Jeremy N. Baker, 2/27/68                       Vice President, Summit Municipal
Assistant Vice President, T. Rowe Price;       Funds
Chartered Financial Analyst
-------------------------------------------------------------------------------
Connice A. Bavely, 3/5/51                      Executive Vice President, Summit
Vice President, T. Rowe Price and T. Rowe      Funds
Price Group, Inc.
-------------------------------------------------------------------------------
Steven G. Brooks, 8/5/54                       Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Brian E. Burns, 10/6/60                        Vice President, Summit Funds
Assistant Vice President, T. Rowe Price
-------------------------------------------------------------------------------
Joseph A. Carrier, 12/30/60                    Treasurer, all funds
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., and

T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Patrick S. Cassidy, 8/27/64                    Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Charles B. Hill, 9/22/61                       Executive Vice President, Summit
Vice President, T. Rowe Price and T. Rowe      Municipal Funds
Price Group, Inc.
-------------------------------------------------------------------------------
Henry H. Hopkins, 12/23/42                     Vice President, all funds
Managing Director, T. Rowe Price; Director
and Managing Director, T. Rowe Price Group,
Inc.; Vice President, T. Rowe
Price International, Inc. and T. Rowe Price
Retirement Plan Services, Inc.; Vice
President and Director, T. Rowe Price
Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust
Company
-------------------------------------------------------------------------------
Alan D. Levenson, 7/17/58                      Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.; formerly Senior Vice
President and Director of Research at Aubrey
G. Lanston & Co., Inc.
-------------------------------------------------------------------------------
Patricia B. Lippert, 1/12/53                   Secretary, all funds
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Joseph K. Lynagh, 6/9/58                       Executive Vice President, Summit
Vice President, T. Rowe Price and T. Rowe      Municipal Funds; Vice President,
Price Group, Inc.; formerly Corporate          Summit Funds
Banking Officer with NationsBank; Chartered
Financial Analyst
-------------------------------------------------------------------------------
Konstantine B. Mallas, 5/26/63                 Vice President, Summit Municipal
Vice President, T. Rowe Price and T. Rowe      Funds
Price Group, Inc.
-------------------------------------------------------------------------------
James M. McDonald, 9/29/49                     Vice President, Summit Funds
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Hugh D. McGuirk, 7/6/60                        Vice President, Summit Municipal
Vice President, T. Rowe Price and T. Rowe      Funds
Price Group, Inc.
-------------------------------------------------------------------------------
Cheryl A. Mickel, 1/11/67                      Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
David S. Middleton, 1/18/56                    Controller, all funds
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Mary J. Miller, 7/19/55                        President, Summit Municipal
Managing Director, T. Rowe Price and T. Rowe   Funds
Price Group, Inc.
-------------------------------------------------------------------------------
James M. Murphy, 4/23/67                       Vice President, Summit Municipal
Vice President, T. Rowe Price and T. Rowe      Funds
Price Group, Inc.; formerly Portfolio
Manager at Prudential Investments; Chartered
Financial Analyst
-------------------------------------------------------------------------------
Edmund M. Notzon III, 10/1/45                  President, U.S. Bond Index Fund
Managing Director, T. Rowe Price and T. Rowe
Price Group, Inc.; Vice President, T. Rowe
Price Investment Services, Inc. and T. Rowe
Price Trust Company
-------------------------------------------------------------------------------
Joan R. Potee, 11/23/47                        Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Stephen P. Richter, 10/18/69                   Vice President, Summit Municipal
Vice President, T. Rowe Price; formerly Vice   Funds
President at Euler ACI; Chartered Financial
Analyst
-------------------------------------------------------------------------------
Robert M. Rubino, 8/2/53                       Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Susan G. Troll, 8/27/66                        Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Mark J. Vaselkiv, 7/22/58                      Vice President, Summit Funds
Managing Director, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
John Wells, 8/17/70                            Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
Edward A. Wiese, 4/12/59                       President, Summit Funds; Vice
Vice President, T. Rowe Price, T. Rowe Price   President, Summit Municipal
Group, Inc., and T. Rowe Price Trust           Funds
Company; Vice President, Director, and Chief
Investment Officer, T. Rowe Price Savings
Bank; Chartered Financial Analyst
-------------------------------------------------------------------------------

  (a) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

                               Compensation Table


   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.



Name of Person,                         Aggregate Compensation From                   Total Compensation From Fund and
Position                                Fund(a)                                       Fund Complex Paid to Directors(b)
--------------------------------------  --------------------------------------------  ---------------------------------
Cash Reserves Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             9,870                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   4,309                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                10,121                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                                                  104,5
John G. Schreiber, Director                                                   10,121                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------
GNMA Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             1,489                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   1,334                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                 1,496                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                                                  104,5
John G. Schreiber, Director                                                    1,496                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             1,944                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   1,486                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                 1,963                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                 1,9                              104,5
John G. Schreiber, Director                                                       63                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------
Municipal Intermediate Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             1,524                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   1,343                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                 1,532                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                                                  104,5
John G. Schreiber, Director                                                    1,532                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------
Municipal Income Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             1,496                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   1,333                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                 1,502                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                                                  104,5
John G. Schreiber, Director                                                    1,502                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------
U.S. Bond Index Fund
                                                                                                                      $
                                                                                                                    102
                                                                                                                      ,
                                                                                   $                                  5
Calvin W. Burnett, Ph.D., Director                                             1,229                                 00
                                                                                                                    105
Anthony W. Deering, Director                                                   1,171                               ,000
Donald W. Dick, Jr., Director/c/                                                  --                                 --
David K. Fagin, Director/c/                                                       --                                 --
                                                                                                                  104,5
F. Pierce Linaweaver, Director                                                 1,230                                 00
Hannes M. Merriman, Director/c/                                                   --                                 --
                                                                                                                  104,5
John G. Schreiber, Director                                                    1,230                                 00
Hubert D. Vos, Director/c/                                                        --                                 --
Paul M. Wythes, Director/c/                                                       --                                 --
-------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for the fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected as of October 24, 2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.



        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
Calvin W. Burnett, Ph.D.                        $1-$10,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund-Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund-Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund-Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                $1-$10,000
High Yield Fund-Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund-Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       $1-$10,000
International Stock
Fund-Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund-Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              $1-$10,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $1-$10,000
Prime Reserve Fund-PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund-Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund-Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund-Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      None
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund-PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     None
Value Fund-Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Anthony W. Deering                              over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           over $100,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  $50,001-$100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          $10,001-$50,000
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             None
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     over $100,000
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Donald W. Dick, Jr.                             over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $1-$10,000
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     over $100,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       $10,001-$50,000
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $1-$10,000
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          $10,001-$50,000
Health Sciences Portfolio     None
High Yield Fund               $10,001-$50,000
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       $50,001-$100,000
International Bond
Fund-Advisor Class            None
International Discovery Fund  $10,001-$50,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $1-$10,000
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               $50,001-$100,000
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            over $100,000
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $1-$10,000
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          over $100,000
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $10,001-$50,000
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
David K. Fagin                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $10,001-$50,000
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 $10,001-$50,000
New Era Fund                  None
New Horizons Fund             $1-$10,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          $50,001-$100,000
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     over $100,000
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   $50,001-$100,000
Tax-Efficient Growth Fund     $10,001-$50,000
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
F. Pierce Linaweaver                            over $100,000
Balanced Fund                 $50,001-$100,000
Blue Chip Growth Fund         None
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       over $100,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             over $100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $1-$10,000
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

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                                       60

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hanne M. Merriman                               over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         over $100,000
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     $10,001-$50,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         over $100,000
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $50,001-$100,000
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          over $100,000
Spectrum Income Fund          None
Spectrum International Fund   $10,001-$50,000
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   $50,001-$100,000
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $50,001-$100,000
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
John G. Schreiber                               over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund-Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund-Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      over $100,000
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund-Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund-Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund-Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       None
International Stock
Fund-Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund-Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              None
New Income Fund                over $100,000
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund-PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund-Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund-Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund-Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   over $100,000
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          over $100,000
Tax-Exempt Money Fund-PLUS
Class                          None
Tax-Free High Yield Fund       over $100,000
Tax-Free Income Fund           over $100,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           over $100,000
U.S. Treasury Long-Term Fund   over $100,000
U.S. Treasury Money Fund       over $100,000
Value Fund                     over $100,000
Value Fund-Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hubert D. Vos                                   over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $10,001-$50,000
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          $50,001-$100,000
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  $10,001-$50,000
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Paul M. Wythes                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $10,001-$50,000
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund-Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $50,001-$100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    over $100,000
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

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                                       70

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
William T. Reynolds                             over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund-Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund-Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     over $100,000
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund-Advisor
Class                         None
Health Sciences Fund          over $100,000
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund-Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       $1-$10,000
International Bond
Fund-Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund-Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     $50,001-$100,000
Maryland Tax-Free Bond Fund   $10,001-$50,000
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund-Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $50,001-$100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $1-$10,000
Prime Reserve Fund-PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     over $100,000
Science & Technology
Fund-Advisor Class            None
Short-Term Bond Fund          $50,001-$100,000
Small-Cap Stock Fund          None
Small-Cap Stock Fund-Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund-Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   over $100,000
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         over $100,000
Tax-Exempt Money Fund-PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          $1-$10,000
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          over $100,000
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $10,001-$50,000
Value Fund-Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
James S. Riepe                                  over $100,000
Balanced Fund                  over $100,000
Blue Chip Growth Fund          None
Blue Chip Growth Fund-Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      over $100,000
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             over $100,000
Equity Income Fund-Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund-Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund-Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund-Advisor Class             None
International Discovery Fund   $1-$10,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund-Advisor Class             None
International Stock Portfolio  None
Japan Fund                     over $100,000
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund-Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  $1-$10,000
New Era Fund                   None
New Horizons Fund              None
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             over $100,000
Prime Reserve Fund-PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      over $100,000
Science & Technology
Fund-Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund-Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund-Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           over $100,000
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund-PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           over $100,000
Total Equity Market Index
Fund                           over $100,000
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund-Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
M. David Testa                                  over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund-Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    over $100,000
Equity Income Fund             None
Equity Income Fund-Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund-Advisor
Class                          None
Health Sciences Fund           over $100,000
Health Sciences Portfolio      None
High Yield Fund                None
High Yield Fund-Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund-Advisor Class             None
International Discovery Fund   over $100,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund-Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            over $100,000
Mid-Cap Growth Fund-Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              over $100,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund-PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund-Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund-Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund-Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund-PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           $10,001-$50,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund-Advisor Class       None
Virginia Tax-Free Bond Fund    None

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of January 31, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of January 31, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Summit Cash Reserves Fund: T. Rowe Price Trust Co. (16.84%), Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215; Pershing Division of DLJ Securities Corporation for Exclusive Benefit of T. Rowe Price Money Fund Customer Accounts (6.41%), 1 Pershing Plaza, Jersey City, New Jersey 07399-0002.

   U.S. Bond Index Fund: TRP Finance, Inc.(15.80%), 802 West Street, Suite 301, Wilmington, Delaware 19801-1526; Alaska College Savings Trust Act Portfolio, c/o T. Rowe Price Associates, Attn.: Kimberly Vanscoy Fixed Income, 100 East Pratt Street, Baltimore, Maryland 21202-1009*; University of Alaska Savings Trust Reserve Account (6.48%), P.O. Box 755120, 910 Yukon Drive, Suite 207, Fairbanks, Alaska 99775-5120.

   * Alaska College Savings Trust Act Portfolio owns 33.41% of the outstanding shares of the fund. At the level of ownership indicated, Alaska College Savings Trust Act Portfolio would be able to determine the outcome of most issues that were submitted to shareholders for vote.



 INVESTMENT MANAGEMENT SERVICES

 -------------------------------------------------------------------------------
   Services

   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . In addition to these services,
   T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory, services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Analytical comparing the fund's advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund's advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Management Fee
   Each fund pays T. Rowe Price an annual all-inclusive fee (the "Fee") as follows:

                                                                         0.45%
Cash Reserves
                                                                         0.60
GNMA
                                                                         0.45
Municipal Money Market
                                                                         0.50
Municipal Intermediate
                                                                         0.50
Municipal Income
                                                                         0.30
U.S. Bond Index

   The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.


   The Management Agreement between each fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities, directors' fees and expenses (including counsel fees and expenses), and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors for the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the management agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe


   Price.

   The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each fund during the last three fiscal years:

                          Fund                                  2001           2000            1999
                          ----                                  ----           ----            ----

Cash Reserves                                               $12,308,000     $9,379,000        $7,978,000
GNMA                                                            460,000        153,000        130,000
Municipal Money Market                                          956,000        690,000        564,000
Municipal Intermediate                                          422,000        210,000        230,000
Municipal Income                                                378,000        150,000        166,000
U.S. Bond Index                                                  83,000            (a)            (a)




  (a)  Prior to commencement of operations.





   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price

   Associates, Inc. . Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.


   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay, or arrange for others to pay, all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay, or arrange for others to pay, all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.




 CUSTODIAN
 -------------------------------------------------------------------------------

   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, the Summit Municipal Funds are authorized to maintain certain of its securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.




 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------

   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. The Summit and U.S. Bond Index Funds did not pay third parties in the 2001 calendar year.



 CODE OF ETHICS
 -------------------------------------------------------------------------------

   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 DAYS. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion

   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.


   The fund's purchases and sales of fixed-income portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the fund. However, it is included because T. Rowe Price does manage a significant number of common stock portfolios which do engage in agency transactions and pay commissions and because some research and services resulting from the payment of such commissions may benefit the fund.


                      How Brokers and Dealers Are Selected


   Fixed-Income Securities
   Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.



 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers


   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.


   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934,
   T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


              Commissions to Brokers Who Furnish Research Services


   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while
   T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in
   Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the funds participate. Research is used overall to benefit such accounts which purchase in the offering.



                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.


   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.


   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                                      Other


   The funds engaged in portfolio transactions involving broker-dealers in the following amounts for the last three fiscal years:


                        Fund                               2001             2000              1999
                        ----                               ----             ----              ----
Cash Reserves                                         $24,818,392,000  $19,718,195,000   $12,801,643,000
GNMA                                                      114,006,000       81,513,000       114,383,000
Municipal Money Market                                  1,306,918,000    1,150,894,000       797,210,000
Municipal Intermediate                                    124,302,000      175,777,000       161,189,000
Municipal Income                                          189,308,000      173,467,000       253,977,000
U.S. Bond Index                                           109,508,000              (a)               (a)




  (a)  Prior to commencement of operations.





   The following amounts consisted of principal transactions as to which the funds have no knowledge of the profits or losses realized by the respective broker-dealers for the last three fiscal years:


                      Fund                              2001            2000              1999
                      ----                              ----            ----              ----
Cash Reserves                                                   0  $19,718,195,000   $12,801,643,000
GNMA                                               $  112,006,000       81,513,000       114,383,000
Municipal Money Market                              1,305,907,000    1,150,894,000                 0
Municipal Intermediate                                113,633,000      171,527,000       149,721,000
Municipal Income                                      156,598,000      155,660,000       214,219,000
U.S. Bond Index                                       107,706,000              (a)               (a)

  (a)  Prior to commencement of operations.



   The following amounts involved trades with brokers acting as agents or underwriters for the last three fiscal years:


                     Fund                            2001           2000            1999
                     ----                            ----           ----            ----
Cash Reserves                                               0              0               0
GNMA                                              $ 2,000,000              0               0
Municipal Money Market                              1,011,000              0               0
Municipal Intermediate                             10,669,000    $ 4,250,000     $11,468,000
Municipal Income                                   32,710,000     17,807,000      39,758,000
U.S. Bond Index                                     1,802,000            (a)             (a)




  (a)  Prior to commencement of operations.



   The following amounts involved trades with brokers acting as agents or underwriters, in which such brokers received total commissions, including discounts received in connection with underwritings for the last three fiscal years:


                                   Fund                                           2001           2000             1999
                                   ----                                           ----           ----             ----
Cash Reserves                                                                          0              0                0
GNMA                                                                            $  3,000              0                0
Municipal Money Market                                                             1,000              0                0
Municipal Intermediate                                                            47,000        $26,000         $ 47,000
Municipal Income                                                                 128,000         89,000          198,000
U.S. Bond Index                                                                    6,000            (a)              (a)




  (a)  Prior to commencement of operations.



   The percentage of total portfolio transactions placed with firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of the fund, or in some cases, to the fund for the last three fiscal years:


             Fund                   2001          2000           1999
             ----                   ----          ----           ----
Cash Reserves                       82%            91%            87%
GNMA                                97             88             96
Municipal Money Market               0              0              0
Municipal Intermediate               0              0              0
Municipal Income                     0              0              0
U.S. Bond Index                     95            (a)            (a)




  (a)  Prior to commencement of operations.

   The portfolio turnover rates for the fund (if applicable) for the last three fiscal years:


         Fund             2001           2000           1999
         ----             ----           ----           ----
GNMA                        71.0%         72.7%          89.9%
Municipal Intermediate   20.3(a)          41.3           38.5
Municipal Income            53.0          55.8           79.7
U.S. Bond Index             83.9(b)      (c)            (c)

  (a) The lower turnover rate in 2001 was the result of the falling interest rate environment and the fund's desire to avoid realizing capital gains.

  (b) Annualized

  (c)  Prior to commencement of operations.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   All funds except Cash Reserves and Municipal Money Market Funds

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. (For the GNMA and U.S. Bond Index Funds) Securities with original maturities less than one year are stated at fair value which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields. (For the Intermediate and Income Funds) Securities with original maturities of less than one year are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

   Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


   Cash Reserves and Municipal Money Market Funds

   Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


       Maintenance of Money Fund's Net Asset Value per Share at $1.00

   It is the policy of the fund to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the fund's acquisition cost as adjusted for amortization of premium or accumulation of discount rather than by reference to their market value. Under Rule 2a-7:


   (a) The Board of Directors must establish written procedures reasonably designed, taking into account current market conditions and the fund's investment objectives, to stabilize the fund's net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;


   (b) The fund must (i) maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable price per share,
       (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollar-weighted average portfolio maturity of 90 days or less;

   (c) The fund must limit its purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the fund's Board of Directors determines present minimal credit risks, and which are eligible securities as defined by Rule 2a-7; and

   (d) The Board of Directors must determine that (i) it is in the best interest of the fund and its shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the fund will continue to use the amortized cost method only so long as the Board of Directors believes that it fairly reflects the market based net asset value per share.

   Although the fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that it will be able to do so on a continuous basis. If the fund's net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of Directors of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the fund's net asset value per share were to increase, or were anticipated to increase above $1.00 (rounded to the nearest one cent), the Board of Directors of the fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.




 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, the fund's annual capital gain distribution, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   All Summit Income Funds and U.S. Bond Index Fund


   A portion of the dividends paid by the funds may be eligible for the dividends-received deduction applicable to corporate shareholders.
   . Long-term capital gain distributions paid from the fund are never eligible for the dividend received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end) to avoid a federal income tax.


   All Summit Municipal Funds

   Generally, dividends paid by the funds are not eligible for the dividends-received deduction applicable to corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare by its year-end dividends equal to at least 90% of net tax-exempt income (as of its year-end) to permit pass-through of tax-exempt income to shareholders. Each fund must also declare dividends by December 31 of each year equal to at least 98% of capital gains (as of October 31) in order to avoid a federal excise tax, and distribute within 12 months 100% of taxable income, if any, and capital gains (as of its tax year-end) to avoid federal income tax.


   All funds



   At the time of your purchase, the fund's net asset value may reflect undistributed income , capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70% deduction for dividends received by corporations




                        Taxation of Foreign Shareholders


   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business or shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.




 YIELD INFORMATION
 -------------------------------------------------------------------------------
   Cash Reserves and Municipal Money Market Funds
   The fund's current and historical yield for a period is calculated by dividing the net change in value of an account (including all dividends accrued and dividends reinvested in additional shares) by the account value at the beginning of the period to obtain the base period return. This base period return is divided by the number of days in the period, then multiplied by 365 to arrive at the annualized yield for that period. The fund's annualized compound yield for such period is compounded by dividing the base period return by the number of days in the period, and compounding that figure over 365 days.

   U.S. Bond Index, Municipal Intermediate, and Municipal Income Funds
   An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only, and are not intended to indicate future performance or forecast the dividend per share of the fund.


   GNMA Fund
   In conformity with regulations of the SEC, an income factor is calculated for each security in the portfolio based upon the security's coupon rate. The income factors are then adjusted for any gains or losses which have resulted from prepayments of principal during the period. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield which is then annualized. Quoted yield factors are for comparison purposes only, and are not intended to indicate future performance or forecast the dividend per share of the fund.

   The yield of each fund calculated under the above-described methods for the month ended October 31, 2001, was:


                Fund                                    Yield
                ----                                    -----
Cash Reserves                           2.69 % (7-day yield)
GNMA                                    5.41
Municipal Money Market                2.00 (7-day yield)
Municipal Intermediate                  3.57
Municipal Income                      4.45
U.S. Bond Index                                         4.98




   The taxable equivalent yields for the municipal funds for the same period based on federal income tax brackets of 27% and 30% are shown below:


                                                                            Federal Income Tax Bracket
                                 Fund                                       --27%----------------30%--
                                 ----                                         ---                ---
Municipal Money Market                                                  2.74%             2.85%
Municipal Intermediate                                                  4.89              5.10
Municipal Income                                                        6.10              6.36

 TAX-EXEMPT VS. TAXABLE YIELDS
 -------------------------------------------------------------------------------
   From time to time, a fund may also illustrate the effect of tax-equivalent yields using information such as that set forth below:

Your Taxable Income(2002)(a)                        A Tax-Exempt Yield Of:
                                                      2%       3%       4%      5%      6%
                                      Federal Tax      Is Equivalent to a
  Joint Return       Single Return      Rates(b)        Taxable Yield of:
--------------------------------------------------------------------------------------------
                                   $
                                 27,
                                  95  2
                                   1  7               2.7      4.1      5.      6.     8.
 $46,701-$112,850           -$67,700  .0%              4        1       48      85     22
                                                      2.       4.       5.      7.     8.
  112,851-171,950     67,701-141,250  30.0            86       29       71      14     57
                                      3
                                      5               3.       4.6      6.      7.     9.
  171,951-307,050    141,251-307,050  .0              08        2       15      69     23
                             307,051  3               3.       4.       6.      8.     9.
307,051 and above          and above  8               26       89       51      14     77
                                      .6
--------------------------------------------------------------------------------------------
                                                    A Tax-Exempt Yield Of:
Your Taxable Income(2002)(a)
                                                                                 1
                                                       7        8        9       0
                                                       %        %        %       %
                                      Federal Tax      Is Equivalent to a
  Joint Return       Single Return      Rates(b)        Taxable Yield of:

--------------------------------------------------------------------------------------------
                                   $
                                 27,
                                  95  2
                                   1  7               9.        1       12.     13.
 $46,701-$112,850           -$67,700  .0%             59      0.96      33      70
                                                      10.      11.              14.
  112,851-171,950     67,701-141,250  30.0            00       43      12.86    29
                                      3
                                      5               10.      12.       1      15.
  171,951-307,050    141,251-307,050  .0              77       31      3.85     38
                             307,051  3               11.      13.      14.     16.
307,051 and above          and above  8               40       03       66      29
                                      .6
--------------------------------------------------------------------------------------------



 (a) Net amount subject to federal income tax after deductions and exemptions.


 (b) Marginal rates may vary depending on family size and nature and amount of itemized deductions.




 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any other period of time will vary from the average.

              Cumulative Performance Percentage Change
                        Period Ended 10/31/01
         Fund           1 Yr.   3 Yrs.  5 Yrs.   % Since    Inception
         ----           -----   ------  ------   -------    ---------
                                                Inception      Date
                                                ---------      ----
Cash Reserves            4.78%  16.50%  29.27%   48.94%      10/29/93
GNMA                    13.29   23.09   43.92    72.29       10/29/93
Municipal Money Market   3.01    9.92   17.35    28.43       10/29/93
Municipal Intermediate   9.48   15.69   33.29    56.76       10/29/93
Municipal Income        10.87   15.48   38.43    62.49       10/29/93
U.S. Bond Index Fund    --      --      --       12.11       11/30/00
-----------------------------------------------------------------------







               Average Annual Compound Rates of Return
                        Period Ended 10/31/01
         Fund           1 Yr.   3 Yrs.  5 Yrs.   % Since    Inception
         ----           -----   ------  ------   -------    ---------
                                                Inception      Date
                                                ---------      ----
Cash Reserves            4.78%  5.22%   5.27%     5.10%      10/29/93
GNMA                    13.29   7.17    7.55      7.03       10/29/93
Municipal Money Market   3.01   3.20    3.25      3.18       10/29/93
Municipal Intermediate   9.48   4.98    5.92      5.78       10/29/93
Municipal Income        10.87   4.91    6.72      6.25       10/29/93
U.S. Bond Index Fund    --      --      --        *          11/30/00
-----------------------------------------------------------------------




  *No figure is provided because the fund's performance is for a period of less than one year.






                         Outside Sources of Information


   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firm's, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; and
   (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector.



                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.

                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

   The fund is a no-load fund which imposes no sales charges or 12b-1 fees. No-load funds are generally sold directly to the public without the use of commissioned sales representatives. This means that 100% of your purchase is invested for you.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.


   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.



                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------

   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.


   Except to the extent that the fund's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a . As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's sharesare registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------

   Shearman & Sterling, whose address is 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604, is legal counsel to the fund.




 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   The financial statements of the funds listed below for the periods ended October 31, 2001, and the report of independent accountants are included in each fund's Annual Report for the periods ended October 31, 2001. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the periods ended October 31, 2001, are incorporated into this Statement of Additional Information by reference:

                         ANNUAL REPORT REFERENCES:
                                                      CASH            GNMA
                                                      RESERVES        ----
                                                      --------
Financial Highlights, October 31, 2001                    9            10
Statement of Net Assets, October 31, 2001               11-16        17-20
Statement of Operations, year ended October 31, 2001      21           21
Statement of Changes in Net Assets, years ended
October 31, 2001, and October 31, 2000                    22           23
Notes to Financial Statements, October 31, 2001         24-27        24-27
Report of Independent Accountants                         28           28





                                                      U.S. BOND
                                                      ---------
                                                        INDEX
                                                        -----
Financial Highlights, October 31, 2001                    7
Statement of Net Assets, October 31, 2001                8-16
Statement of Operations, November 30, 2000 through
October 31, 2001                                          17
Statement of Changes in Net Assets, November 30,
2000 through October 31, 2001                             18
Notes to Financial Statements, October 31, 2001         19-21
Report of Independent Accountants                         22





                                          MONEY MARKET  INTERMEDIATE  INCOME
                                          ------------  ------------  ------
Financial Highlights, October 31, 2001         14            15          16
Statement of Net Assets, October 31,
2001                                         17-26         27-36        37-48
Statement of Operations, year ended
October 31, 2001                               49            49          49
Statement of Changes in Net Assets,
years ended
October 31, 2001, and October 31, 2000         50            51          52
Notes to Financial Statements, October
31, 2001                                     53-56         53-56        53-56
Report of Independent Accountants              57            57          57






 RATINGS OF COMMERCIAL PAPER
 -------------------------------------------------------------------------------
   All Summit Income Funds and U.S. Bond Index Fund


   Moody's Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

   Standard & Poor's Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A1, A2, or A3.

   Fitch IBCA, Inc. Fitch 1-Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2-Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

   All Summit Municipal Funds

   Moody's Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

   Standard & Poor's Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

   Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate but adverse changes could cause the securities to be rated below investment grade. F-5 weak credit quality, having characteristics suggesting a minimal degree of assurance for timely payment.

   All Summit Income Funds and U.S. Bond Index Fund



 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."


   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.


   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C-Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.



                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC, and C are regarded, on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


   D-In default.


                                Fitch IBCA, Inc.


   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.


   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


   BB, B, CCC, CC, and C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.




 RATINGS OF MUNICIPAL DEBT SECURITIES
 -------------------------------------------------------------------------------
   All Summit Municipal Funds


                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."


   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.


   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C-Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.



                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC, and C are regarded, on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


   D-In default.


                                Fitch IBCA, Inc.


   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.


   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


   BB, B, CCC, CC, and C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.




 RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES
 -------------------------------------------------------------------------------
   Moody's Investors Service, Inc. VMIG1/MIG-1 the best quality. VMIG2/MIG-2 high quality, with margins of protection ample though not so large as in the preceding group. VMIG3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. VMIG4/MIG-4 adequate quality but there is specific risk.

   Standard & Poor's Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

   Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate but adverse changes could cause the securities to be rated below investment grade. F-5 weak credit quality, having characteristics suggesting a minimal degree of assurance for timely payment.


                                      101

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation of Registrant, dated August 3, 2000 (electronically filed August 31, 2000)

(a)(2) Amended Articles of Incorporation of Registrant, dated August 14, 2000 (filed electronically with initial registration statement, August 31,
         2000)


(a)(3) Articles Supplementary dated October 25, 2000 (filed electronically with Amendment No. 1, October 27, 2000)


(b) By-Laws of Registrant (filed electronically with initial registration statement, August 31, 2000)

(c) See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and
         Article VIII, Capital Stock, in its entirety, of the Bylaws electronically filed as exhibits to this Registration Statement


(d)      Investment Management Agreement between Registrant and T.

Rowe Price Associates, Inc. dated October 25, 2000(filed electronically with
         Amendment No. 1, October 27, 2000)


(e)      Form of Underwriting Agreement between Registrant and T.

Rowe Price Investment Services, Inc., dated March 6, 2002

(f)      Inapplicable

(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, and July 24, 2001



(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, April 25, 2001, and July 24, 2001


(h)      Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001



(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2001, as amended July 24, 2001 and October 24, 2001


(i)      Inapplicable

(j)      Other Opinions


(j)(1)   Consent of Independent Accountants



(j)(2)   Opinion of Counsel



(j)(3)   Power of Attorney


(k)      Inapplicable


(l) Undertaking Agreement (filed electronically with Amendment No. 1, October 27, 2000)


(m)      Inapplicable

(n)      Inapplicable


(p)      Code of Ethics (TRPI), dated March 1, 2001


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment

Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group. Global Investment Services provides investment management, sales, and client servicing to institutional and retail investors, primarily to non-United States investors.

M. DAVID TESTA, Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Vice-Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price Associates, Inc.; Vice President and Director, T. Rowe Price Trust Company.


JOHN R. FORD, Director and Chief Investment Officer, T. Rowe Price International, Inc.

GEORGE A. MURNAGHAN, Executive Vice President, T. Rowe Price International, Inc.; Managing Director, T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company and T. Rowe Price Investment Services, Inc.


JAMES S. RIEPE, Director, T. Rowe Price International, Inc. and T. Rowe Price; Vice-Chairman of the Board, Director, and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, and Trust Officer, T. Rowe Price Trust Company.


GEORGE A. ROCHE, Director of T. Rowe Price International, Inc.; Chairman of the Board, President, and Managing Director of T. Rowe Price Associates, Inc.


MARTIN G. WADE, Director and Chairman of the Board of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director of T. Rowe Price Associates, Inc.


DAVID J.L. WARREN, Chief Executive officer, President and Director, T. Rowe Price International, Inc.

With the exception of Christopher D. Alderson, Carol A. Bambrough, Steven J. Banks, Christina E. Barth, Mark C.J. Bickford-Smith, Michael J. Conelius, Ann B. Cranmer, Julio A. Delgado, Vanessa Dekker, Frances Dydasco, Mark J.T. Edwards, Calum Ferguson, Roger L. Fiery III, Gregory C. Fisher, Abigail Fulton, Mary C. Gregory, Pascal Hautcoeur, Todd J. Henry, Henry H. Hopkins, Stephen C. Jansen, Ian D. Kelson, John D. Linehan, Kevin P. Loome, Ian J. Macdonald, Andi McCann, Raymond A. Mills, Tara L. Moore, Nancy M. Morris, George A. Murnaghan, Kay E. Murray, David Oestreicher, Gonzalo Pangaro, Sally Patterson, Kathleen G. Polk, Robert Revel-Chion, Theodore E. Robson, Christopher Rothery, James B.M. Seddon, Robert W. Smith, William W. Strickland Jr., Dean Tenerelli, Benedict R.F. Thomas, Justin Thomson, Christine To, William F. Wendler II, Dale West, Richard
T. Whitney, Clive Williams, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.


See also "Management of the Funds," in the Registrant's Statement of Additional Information.


ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
         T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing

         Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.

         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Director and
                                                                   and Director                    Vice President
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Janet G. Albright                                                  Vice President                  None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
John T. Bielski                                                    Vice President                  None
Robert Birch                                                       Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Todd M. Cleary                                                     Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     Vice President                  None
John Halaby                                                        Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healy                                                    Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Cynthia W. LaRue                                                   Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestreicher                                                  Vice President                  None
Regina M. Pizzonia                                                 Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
James Robertson, Jr.                                               Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
William W. Strickland, Jr.                                         Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
Jane F. White                                                      Vice President                  None
Barbara A. O'Connor                                                Treasurer and Controller        None
Kimberly B. Andersen                                               Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Patricia Cannon                                                    Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen Glooch                                                       Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia B. Lippert                                                Assistant Vice President        Secretary
Gayatri Malik                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle Nicholson Smith                                           Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Kylelane Purcell                                                   Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah Seidel                                                     Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr.                                              Assistant Vice President        None
Natalie F. Widdowson                                               Assistant Vice President        None
Mary G. Williams                                                   Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None
Theodore J. Zamerski III                                           Assistant Vice President and    None
                                                                   Assistant Controller
Barbara A. Van Horn                                                Secretary                       None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches or with other U.S. banks. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this February 27, 2002.


       T. Rowe Price International Index Fund, Inc.


       /s/Richard T. Whitney
By:    Richard T. Whitney
       President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/Richard T. Whitney     President             February 27, 2002
Richard T. Whitney        (Chief Executive Officer)



/s/Joseph A. Carrier     Treasurer (Chief       February 27, 2002

Joseph A. Carrier        Financial Officer)


*                        Director               February 27, 2002
Calvin W. Burnett

*                        Director               February 27, 2002

Anthony W. Deering


*                        Director               February 27, 2002

Donald W. Dick, Jr.


*                        Director               February 27, 2002
David K. Fagin

*                        Director               February 27, 2002
F. Pierce Linaweaver

*                        Director               February 27, 2002
Hanne M. Merriman

/s/James S. Riepe        Director and           February 27, 2002
James S. Riepe           Vice President

*                        Director               February 27, 2002
John G. Schreiber

/s/M. David Testa        Director and           February 27, 2002
M. David Testa           Vice President

*                        Director               February 27, 2002
Hubert D. Vos

*                        Director               February 27, 2002

Paul M. Wythes


*/s/Henry H. Hopkins     Vice President and     February 27, 2002

Henry H. Hopkins         Attorney-In-Fact